UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	09/30/09

ITEM 1.            REPORT TO STOCKHOLDERS

  SEPTEMBER 30, 2009

Semiannual Report to Shareholders

DWS Lifecycle Long Range Fund

Contents

4 Performance Summary

6 Information About Your Fund's Expenses

8 Portfolio Summary

10 Investment Portfolio

57 Financial Statements

61 Financial Highlights

63 Notes to Financial Statements

74 Investment Management Agreement Approval

79 Summary of Management Fee Evaluation by Independent Fee Consultant

84 Account Management Resources

85 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. The fund is subject to stock market risk, meaning stocks of companies the fund holds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. Additionally, derivatives may be more volatile and less liquid than traditional securities, and the fund could suffer losses on its derivatives positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary September 30, 2009

Average Annual Total Returns as of 9/30/09
No Sales Charges	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	28.75%	-2.43%	-3.26%	1.52%	1.70%
Institutional Class	28.97%	-2.21%	-3.00%	1.85%	2.09%
Barclays Capital US Aggregate Bond Index+	5.59%	10.56%	6.41%	5.13%	6.30%
Russell 1000® Index+	35.22%	-6.14%	-5.10%	1.49%	0.41%
Blended Index+	26.80%	3.00%	0.03%	3.09%	2.81%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2009 are 1.08% and 0.98% for Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Equity index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. Fixed income index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $1,000,000 Investment
[] DWS Lifecycle Long Range Fund — Institutional Class [] Barclays Capital US Aggregate Bond Index+ [] Russell 1000 Index+ [] Blended Index+

Yearly periods ended September 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital US Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.
The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
The Blended Index consists of the Barclays Capital US Aggregate Bond Index (27%), Russell 1000 Growth Index (20%), Russell 1000 Value Index (20%), MSCI EAFE Index (8%), MSCI EAFE Small Cap Index (3%), Russell 2000 Index (6%), Barclays Capital Global TIPS (5%), MSCI Emerging Markets Free Index (3%), Credit Suisse High Yield Index (3%) and Merrill Lynch 3-month US Treasury Bill Index (5%).
Net Asset Value and Distribution Information
	Class S	Institutional Class
Net Asset Value: 9/30/09	$ 7.93	$ 8.29
3/31/09	$ 6.23	$ 6.51
Distribution Information: Six Months as of 9/30/09: Income Dividends	$ .08	$ .10
Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 9/30/09
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class S 1-Year	461	of	505	92
3-Year	333	of	390	86
5-Year	245	of	300	82
Institutional Class 1-Year	457	of	505	91
3-Year	327	of	390	84
5-Year	222	of	300	74
10-Year	95	of	147	65

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2009 to September 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2009
Actual Fund Return	Class S	Institutional Class
Beginning Account Value 4/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/09	$ 1,287.50	$ 1,289.70
Expenses Paid per $1,000*	$ 4.93	$ 3.21
Hypothetical 5% Fund Return	Class S	Institutional Class
Beginning Account Value 4/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/09	$ 1,020.76	$ 1,022.26
Expenses Paid per $1,000*	$ 4.36	$ 2.84
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class S	Institutional Class
DWS Lifecycle Long Range Fund	.86%	.56%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	9/30/09	3/31/09

Common Stocks	56%	57%
Corporate Bonds	10%	9%
Government & Agency Obligations	9%	9%
Exchange-Traded Funds	7%	4%
Cash Equivalents	6%	5%
Collateralized Mortgage Obligations	5%	6%
Mortgage-Backed Securities Pass-Throughs	4%	6%
Commercial Mortgage-Backed Securities	2%	2%
Municipal Bonds and Notes	1%	1%
Asset-Backed	—	1%
	100%	100%
Sector Diversification (As a % of Equities and Corporate Bonds)	9/30/09	3/31/09

Financials	20%	14%
Information Technology	14%	14%
Health Care	12%	13%
Consumer Discretionary	11%	10%
Industrials	10%	11%
Energy	10%	12%
Consumer Staples	8%	10%
Materials	6%	5%
Utilities	5%	6%
Telecommunication Services	4%	5%
	100%	100%
Geographical Diversification (As a % of Equity Securities)	9/30/09	3/31/09

United States	80%	84%
Europe (excluding United Kingdom)	11%	9%
Japan	3%	2%
Pacific Basin	2%	2%
United Kingdom	2%	1%
Other	2%	2%
	100%	100%

Asset allocation, sector and geographical diversifications are subject to change.

Ten Largest Equity Holdings at September 30, 2009 (6.7% of Net Assets)
1. AT&T, Inc. Provider of communications services	0.9%
2. Apple, Inc. Manufacturer of personal computers and communication solutions	0.9%
3. ExxonMobil Corp. Explorer and producer of oil and gas	0.8%
4. Microsoft Corp. Developer of computer software	0.8%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and nonprescription self-medications	0.7%
6. Intel Corp. Designer, manufacturer and seller of computer components and related products	0.6%
7. ConocoPhillips Producer of petroleum and other natural gases	0.5%
8. Bank of America Corp. Provider of commercial financial services	0.5%
9. Eli Lilly & Co. Producer of pharmaceuticals	0.5%
10. Northrop Grumman Corp. Provides products, services and solutions in defense and commercial electronics	0.5%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of September 30, 2009 (Unaudited)

	Shares	Value ($)

Common Stocks 55.7%
Consumer Discretionary 5.7%
Auto Components 0.1%
Bridgestone Corp.	400	7,123
Compagnie Generale des Etablissements Michelin "B"	157	12,353
Cooper Tire & Rubber Co.	14,500	254,910
Denso Corp.	300	8,720
Magna International, Inc. "A"	300	12,786
Minth Group Ltd.	235,600	211,163
Modine Manufacturing Co.	700	6,489
S&T Dynamics Co., Ltd.	7,020	86,740
Standard Motor Products, Inc.	900	13,680
Tenneco, Inc.*	2,900	37,816
Tianneng Power International Ltd.	228,000	117,566
Toyota Industries Corp.	200	5,449
		774,795
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	276	13,323
Daimler AG (Registered)	10,116	509,393
Fiat SpA*	4,275	55,139
Honda Motor Co., Ltd.	1,300	39,419
Mitsubishi Motors Corp.*	3,000	4,916
Nissan Motor Co., Ltd.*	1,400	9,402
Renault SA*	194	9,074
Suzuki Motor Corp.	200	4,647
Toyota Motor Corp.	11,760	462,826
Volkswagen AG	98	16,094
		1,124,233
Distributors 0.1%
Genuine Parts Co.	6,800	258,808
Jardine Cycle & Carriage Ltd.	1,000	17,145
Li & Fung Ltd.	16,000	65,261
		341,214
Diversified Consumer Services 0.3%
Apollo Group, Inc. "A"*	11,900	876,673
Brink's Home Security Holdings, Inc.*	1,200	36,948
Capella Education Co.*	2,300	154,882
Grand Canyon Education, Inc.*	1,200	21,396
Lincoln Educational Services Corp.*	7,600	173,888
Steiner Leisure Ltd.*	1,100	39,336
Stewart Enterprises, Inc. "A"	2,400	12,552
Universal Technical Institute, Inc.*	600	11,820
		1,327,495
Hotels Restaurants & Leisure 0.7%
Accor SA	63	3,509
Ambassadors Group, Inc.	1,800	28,170
Aristocrat Leisure Ltd.	2,777	12,791
Bob Evans Farms, Inc.	6,200	180,172
Carnival PLC	221	7,537
Carrols Restaurant Group, Inc.*	1,200	9,072
Compass Group PLC	1,638	10,020
Cracker Barrel Old Country Store, Inc.	1,600	55,040
Crown Ltd.	2,319	18,194
Darden Restaurants, Inc.	13,750	469,287
Genting Singapore PLC*	48,000	37,823
Hiday Hidaka Corp.	4,400	53,631
Isle of Capri Casinos, Inc.*	1,400	16,506
Lottomatica SpA	479	10,737
Marriott International, Inc. "A"	20,349	561,429
McDonald's Corp.	25,850	1,475,259
OPAP SA	4,729	122,288
P.F. Chang's China Bistro, Inc.*	5,900	200,423
Paddy Power PLC	7,011	213,477
PartyGaming PLC*	21,868	94,794
REXLot Holdings Ltd.*	2,575,000	228,917
Shangri-La Asia Ltd.	8,000	15,072
Sodexo	129	7,754
TABCORP Holdings Ltd.	3,228	20,328
Tatts Group Ltd.	9,284	20,762
Whitbread PLC	338	6,569
		3,879,561
Household Durables 0.4%
Advanced Digital Broadcast Holdings SA (Registered)*	1,761	94,999
Electrolux AB "B"*	658	15,094
Garmin Ltd.	21,500	811,410
Husqvarna AB "B"*	1,300	9,041
La-Z-Boy, Inc.	7,600	65,740
NVR, Inc.*	500	318,685
Panasonic Corp.	1,800	26,337
Rational AG	1,000	140,220
Ryland Group, Inc.	3,700	77,959
Sekisui House Ltd.	1,000	8,956
Sharp Corp.	1,000	11,030
Sony Corp.	600	17,549
Tupperware Brands Corp.	6,300	251,496
		1,848,516
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	6,100	569,496
Liberty Media Corp. — Interactive "A"*	11,200	122,864
		692,360
Leisure Equipment & Products 0.1%
Aruze Corp.*	9,400	152,559
RC2 Corp.*	400	5,700
Smith & Wesson Holding Corp.*	29,900	156,377
Sturm, Ruger & Co., Inc.	13,300	172,102
		486,738
Media 1.6%
Aegis Group PLC	51,436	92,321
British Sky Broadcasting Group PLC	1,807	16,521
Carmike Cinemas, Inc.*	2,200	22,242
Comcast Corp. "A"	103,400	1,746,426
DISH Network Corp. "A"*	31,500	606,690
Fairfax Media Ltd.	9,922	15,034
Gestevision Telecinco SA	500	6,314
JC Decaux SA*	8,443	183,068
Journal Communications, Inc. "A"	8,900	32,752
Lagardere SCA	166	7,746
Mediacom Communications Corp. "A"*	33,100	190,656
Mediaset SpA	4,536	31,806
Pearson PLC	966	11,903
Publicis Groupe	212	8,517
Reed Elsevier NV	20,464	231,124
Reed Elsevier PLC	2,143	16,050
Scripps Networks Interactive "A"	38,600	1,426,270
SES "A" (FDR)	261	5,924
Shaw Communications, Inc. "B"	1,100	19,911
Singapore Press Holdings Ltd.	25,000	68,132
Television Broadcasts Ltd.	2,000	8,664
Thomson Reuters Corp.	2,302	77,196
Time Warner Cable, Inc.	43,900	1,891,651
Time Warner, Inc.	54,800	1,577,144
Vivendi	372	11,536
Wolters Kluwer NV	7,365	157,614
WPP PLC	1,283	11,028
		8,474,240
Multiline Retail 0.3%
Canadian Tire Corp., Ltd. "A"	200	10,790
Harvey Norman Holdings Ltd.	3,399	12,837
Kohl's Corp.*	12,750	727,387
Macy's, Inc.	40,300	737,087
Marks & Spencer Group PLC	1,707	9,893
Next PLC	252	7,241
PPR	86	11,038
		1,516,273
Specialty Retail 1.3%
Advance Auto Parts, Inc.	4,200	164,976
Aeropostale, Inc.*	4,700	204,309
American Eagle Outfitters, Inc.	8,500	143,310
Asbury Automotive Group, Inc.*	4,866	61,701
AutoNation, Inc.*	7,000	126,560
Barnes & Noble, Inc.	35,700	793,254
Big 5 Sporting Goods Corp.	8,300	125,330
Cato Corp. "A"	9,300	188,697
Children's Place Retail Stores, Inc.*	600	17,976
Dress Barn, Inc.*	700	12,551
Esprit Holdings Ltd.	7,600	50,969
Foot Locker, Inc.	17,600	210,320
Gymboree Corp.*	3,400	164,492
Hennes & Mauritz AB "B"	4,825	271,140
Home Depot, Inc.	23,400	623,376
Industria de Diseno Textil SA	1,293	74,260
J. Crew Group, Inc.*	1,700	60,894
Jos. A. Bank Clothiers, Inc.*	4,500	201,465
Jumbo SA	8,125	107,334
Kingfisher PLC	2,909	9,904
Kirkland's, Inc.*	1,000	14,250
Limited Brands, Inc.	43,300	735,667
Lithia Motors, Inc. "A"	2,800	43,652
Nitori Co., Ltd.	1,750	148,794
Ross Stores, Inc.	6,000	286,620
Sonic Automotive, Inc. "A"	400	4,200
Stage Stores, Inc.	2,700	34,992
The Buckle, Inc.	6,350	216,789
The Finish Line, Inc. "A"	6,100	61,976
The Gap, Inc.	39,900	853,860
TJX Companies, Inc.	17,750	659,412
Tractor Supply Co.*	4,700	227,574
Urban Outfitters, Inc.*	5,700	171,969
		7,072,573
Textiles, Apparel & Luxury Goods 0.5%
Adidas AG	193	10,217
Billabong International Ltd.	200	2,107
Carter's, Inc.*	7,500	200,250
Coach, Inc.	3,400	111,928
Compagnie Financiere Richemont SA "A"	9,966	282,192
Deckers Outdoor Corp.*	2,200	186,670
G-III Apparel Group Ltd.*	4,900	69,335
Gildan Activewear, Inc.*	600	11,858
Hermes International	29	4,283
Jones Apparel Group, Inc.	2,900	51,997
Luxottica Group SpA*	740	19,188
LVMH Moet Hennessy Louis Vuitton SA	86	8,661
Maidenform Brands, Inc.*	2,400	38,544
NIKE, Inc. "B"	21,100	1,365,170
Steven Madden Ltd.*	6,100	224,541
Swatch Group AG (Bearer)	123	29,033
Swatch Group AG (Registered)	299	13,615
Timberland Co. "A"*	1,300	18,096
VF Corp.	1,100	79,673
Yue Yuen Industrial (Holdings) Ltd.	5,000	14,014
		2,741,372
Consumer Staples 4.8%
Beverages 0.6%
Anheuser-Busch InBev NV	1,806	82,581
Asahi Breweries Ltd.	2,000	36,503
C&C Group PLC	61,157	260,067
Carlsberg AS "B"	5,736	417,586
Central European Distribution Corp.*	4,600	150,696
Coca-Cola Amatil Ltd.	1,082	9,351
Coca-Cola Bottling Co. Consolidated	1,100	53,273
Coca-Cola Co.	2,600	139,620
Diageo PLC	1,080	16,590
Foster's Group Ltd.	3,848	18,787
Heineken Holding NV	239	9,746
Heineken NV	1,084	50,011
Kirin Holdings Co., Ltd.	4,000	61,142
National Beverage Corp.*	1,100	12,661
PepsiCo, Inc.	30,200	1,771,532
Pernod Ricard SA	701	55,755
SABMiller PLC	640	15,448
Sapporo Holdings Ltd.	3,000	15,244
		3,176,593
Food & Staples Retailing 1.3%
Aeon Co., Ltd.	4,000	38,071
Alimentation Couche-Tard, Inc. "B"	700	12,259
Carrefour SA	2,512	114,045
Casino Guichard-Perrachon SA	123	9,794
Colruyt SA	54	12,695
Delhaize Group	280	19,436
FamilyMart Co., Ltd.	400	12,869
George Weston Ltd.	300	15,619
Koninklijke Ahold NV	6,240	75,084
Kroger Co.	38,200	788,448
Lawson, Inc.	400	18,592
Loblaw Companies Ltd.	500	14,757
Metro AG	2,015	113,990
Metro, Inc. "A"	600	19,609
Seven & I Holdings Co., Ltd.	11,257	268,327
Shoppers Drug Mart Corp.	1,000	41,040
SUPERVALU, Inc.	51,400	774,084
Sysco Corp.	58,400	1,451,240
Tesco PLC	4,446	28,449
The Andersons, Inc.	5,900	207,680
UNY Co., Ltd.	1,800	13,402
Village Super Market, Inc. "A"	100	2,947
Wal-Mart Stores, Inc.	48,600	2,385,774
Walgreen Co.	12,500	468,375
Weis Markets, Inc.	600	19,170
Wesfarmers Ltd.	1,881	43,801
William Morrison Supermarkets PLC	2,064	9,168
Winn-Dixie Stores, Inc.*	300	3,936
Woolworths Ltd.	2,188	56,375
		7,039,036
Food Products 1.3%
Ajinomoto Co., Inc.	3,000	29,982
Archer-Daniels-Midland Co.	89,000	2,600,580
Aryzta AG*	243	9,868
Bunge Ltd.	6,500	406,965
Cadbury PLC	710	9,111
Campbell Soup Co.	20,600	671,972
DANONE SA	2,027	122,626
Darling International, Inc.*	12,400	91,140
Diamond Foods, Inc.	5,200	164,944
Green Mountain Coffee Roasters, Inc.*	2,250	166,140
J & J Snack Foods Corp.	4,400	190,036
Kikkoman Corp.	1,000	12,375
Lancaster Colony Corp.	3,500	179,445
MEIJI Holdings Co., Ltd.*	400	17,014
Nestle SA (Registered)	18,671	796,500
Nippon Meat Packers, Inc.	1,000	12,791
Nisshin Seifun Group, Inc.	1,000	13,916
Nissin Foods Holdings Co., Ltd.	400	15,338
Saputo, Inc.	600	14,083
Sara Lee Corp.	30,600	340,884
Suedzucker AG	1,156	23,455
SunOpta, Inc.*	42,700	172,935
Toyo Suisan Kaisha Ltd.	1,000	27,096
Tyson Foods, Inc. "A"	23,600	298,068
Unilever NV (CVA)	8,200	236,710
Unilever PLC	740	21,138
Viterra, Inc.*	1,300	12,968
Yakult Honsha Co., Ltd.	600	15,925
Yamazaki Baking Co., Ltd.	1,000	13,497
		6,687,502
Household Products 1.1%
Central Garden & Pet Co. "A"*	400	4,372
Church & Dwight Co., Inc.	4,400	249,656
Colgate-Palmolive Co.	11,750	896,290
Energizer Holdings, Inc.*	11,350	752,959
Henkel AG & Co. KGaA	2,183	79,322
Kao Corp.	2,000	49,304
Kimberly-Clark Corp.	45,300	2,671,794
Procter & Gamble Co.	14,300	828,256
Reckitt Benckiser Group PLC	266	13,000
Unicharm Corp.	200	18,966
		5,563,919
Personal Products 0.1%
Beiersdorf AG	1,438	84,505
Chattem, Inc.*	1,700	112,897
China Sky One Medical, Inc.*	8,800	116,072
L'Oreal SA	932	93,161
Shiseido Co., Ltd.	2,000	34,834
		441,469
Tobacco 0.4%
British American Tobacco PLC	1,068	33,565
Imperial Tobacco Group PLC	475	13,725
Japan Tobacco, Inc.	21	71,511
Lorillard, Inc.	10,300	765,290
Philip Morris International, Inc.	17,100	833,454
Reynolds American, Inc.	12,500	556,500
		2,274,045
Energy 5.6%
Energy Equipment & Services 1.4%
Cal Dive International, Inc.*	14,700	145,383
Cameron International Corp.*	22,900	866,078
Dawson Geophysical Co.*	2,700	73,926
Dresser-Rand Group, Inc.*	4,900	152,243
ENSCO International, Inc.	1,100	46,794
Exterran Holdings, Inc.*	3,100	73,594
Geokinetics, Inc.*	8,400	178,080
Helix Energy Solutions Group, Inc.*	8,700	130,326
John Wood Group PLC	22,017	107,229
Lamprell PLC	42,304	117,344
National-Oilwell Varco, Inc.*	7,100	306,223
Oil States International, Inc.*	7,900	277,527
Parker Drilling Co.*	40,500	221,130
Patterson-UTI Energy, Inc.	5,900	89,090
Pride International, Inc.*	600	18,264
Prosafe Production Public Ltd.*	26,600	63,317
Prosafe SE	17,320	89,177
Rowan Companies, Inc.	49,400	1,139,658
Saipem SpA	11,232	338,078
SBM Offshore NV	12,708	270,729
Schlumberger Ltd.	31,150	1,856,540
Seadrill Ltd.*	1,500	31,280
Shinko Plantech Co., Ltd.	20,500	199,469
Technip SA	115	7,361
Tecnicas Reunidas SA	2,253	123,081
Tenaris SA	913	16,265
Transocean Ltd.*	6,400	547,392
Union Drilling, Inc.*	3,200	24,448
Willbros Group, Inc.*	13,500	205,605
WorleyParsons Ltd.	411	10,753
		7,726,384
Oil, Gas & Consumable Fuels 4.2%
Alpha Natural Resources, Inc.*	12,500	438,750
Anadarko Petroleum Corp.	32,750	2,054,408
Arrow Energy Ltd.*	1,913	7,192
BG Group PLC	20,080	349,460
BP PLC	5,465	48,403
Cameco Corp.	200	5,550
Canadian Natural Resources Ltd.	400	27,012
Canadian Oil Sands Trust (Units)	200	5,744
Chevron Corp.	18,300	1,288,869
ConocoPhillips	62,800	2,836,048
Cosmo Oil Co., Ltd.	5,000	13,816
Devon Energy Corp.	30,700	2,067,031
Enbridge, Inc.	200	7,765
EnCana Corp.	500	28,954
Encore Acquisition Co.*	18,300	684,420
Eni SpA	4,148	103,853
EXCO Resources, Inc.*	8,800	164,472
ExxonMobil Corp.	62,350	4,277,834
Forest Oil Corp.*	14,800	289,636
Gazprom (ADR)	16,200	378,632
Gazprom OAO (ADR)	2,549	59,264
Hess Corp.	11,300	604,098
Husky Energy, Inc.	200	5,630
Idemitsu Kosan Co., Ltd.	200	16,385
Imperial Oil Ltd.	400	15,224
INPEX Corp.	4	33,920
Japan Petroleum Exploration Co., Ltd.	300	15,209
LUKOIL (ADR)	3,473	189,201
Marathon Oil Corp.	34,600	1,103,740
Mariner Energy, Inc.*	17,200	243,896
Murphy Oil Corp.	19,200	1,105,344
Nexen, Inc.	300	6,820
Nippon Mining Holdings, Inc.	5,000	24,361
Nippon Oil Corp.	7,000	39,010
Occidental Petroleum Corp.	7,950	623,280
OMV AG	3,304	133,217
Origin Energy Ltd.	2,078	29,779
Paladin Energy Ltd.*	1,779	7,006
PetroChina Co., Ltd. "H"	218,105	248,449
Petroleum Development Corp.*	10,900	203,394
Repsol YPF SA	4,983	135,764
Royal Dutch Shell PLC "A"	1,131	32,221
Royal Dutch Shell PLC "B"	862	23,948
Santos Ltd.	1,760	23,473
Showa Shell Sekiyu KK	2,400	26,133
St. Mary Land & Exploration Co.	2,900	94,134
StatoilHydro ASA	4,800	107,875
Suncor Energy, Inc.	784	27,387
Talisman Energy, Inc.	400	6,960
Teekay Corp.	7,500	164,025
Tesoro Corp.	10,100	151,298
TonenGeneral Sekiyu KK	2,000	19,477
Total SA	1,919	114,241
Tullow Oil PLC	330	5,961
Ultra Petroleum Corp.*	8,100	396,576
Venoco, Inc.*	19,900	229,049
Williams Companies, Inc.	21,200	378,844
Woodside Petroleum Ltd.	8,192	374,938
World Fuel Services Corp.	1,800	86,526
		22,183,906
Financials 9.0%
Capital Markets 2.1%
Affiliated Managers Group, Inc.*	1,500	97,515
Ashmore Group PLC	54,237	217,446
Bank of New York Mellon Corp.	73,850	2,140,912
BGC Partners, Inc. "A"	16,900	72,332
BlackRock, Inc.	4,700	1,019,054
Calamos Asset Management, Inc. "A"	500	6,530
Credit Suisse Group AG (Registered)	8,572	477,120
Daiwa Securities Group, Inc.	1,000	5,144
Duff & Phelps Corp. "A"	4,700	90,052
Franklin Resources, Inc.	16,300	1,639,780
ICAP PLC	11,910	80,500
Jefferies Group, Inc.*	6,500	176,995
Julius Baer Holding AG (Registered)	167	8,361
KBW, Inc.*	7,100	228,762
Knight Capital Group, Inc. "A"*	11,800	256,650
Lazard Ltd. "A"	7,400	305,694
Marfin Investment Group SA*	2,080	8,998
Mediobanca SpA	473	6,474
Morgan Stanley	5,700	176,016
Nomura Holdings, Inc.	1,300	7,942
Partners Group Holding AG	1,600	195,343
Piper Jaffray Companies, Inc.*	1,500	71,580
T. Rowe Price Group, Inc.	20,500	936,850
The Goldman Sachs Group, Inc.	10,900	2,009,415
UBS AG (Registered)*	29,427	539,349
Waddell & Reed Financial, Inc. "A"	5,900	167,855
		10,942,669
Commercial Banks 2.2%
1st Source Corp.	900	14,670
Alpha Bank AE*	12,755	236,196
Anglo Irish Bank Corp. PLC*	18,150	0
Australia & New Zealand Banking Group Ltd.	764	16,378
Banca Monte dei Paschi di Siena SpA	1,647	3,530
Banco Bilbao Vizcaya Argentaria SA	1,420	25,270
Banco de Sabadell SA	831	6,148
Banco Latinoamericano de Comercio Exterior SA "E"	6,500	92,430
Banco Popular Espanol SA	645	6,470
Banco Santander SA	35,578	574,791
Bank of Cyprus Public Co., Ltd.	1,605	12,303
Bank of East Asia Ltd.	2,640	9,463
Bank of Montreal	200	10,119
Barclays PLC*	3,017	17,830
BNP Paribas	6,160	492,691
BOC Hong Kong (Holdings) Ltd.	2,500	5,466
Bryn Mawr Bank Corp.	300	5,241
Canadian Imperial Bank of Commerce	200	12,196
Cardinal Financial Corp.	4,300	35,389
Chuo Mitsui Trust Holdings, Inc.	2,000	7,343
Commerce Bancshares, Inc.	4,100	152,684
Commonwealth Bank of Australia	655	29,783
Credit Agricole SA	800	16,731
Danske Bank AS*	3,084	80,969
DBS Group Holdings Ltd.	3,000	28,077
Dexia SA*	1,754	16,183
DnB NOR ASA*	8,600	99,818
EFG Eurobank Ergasias*	1,169	18,525
Erste Group Bank AG	1,495	66,894
Hang Seng Bank Ltd.	600	8,587
Home Bancshares, Inc.	700	15,344
HSBC Holdings PLC	44,805	512,918
Intesa Sanpaolo*	5,038	22,302
KBC Groep NV*	565	28,446
KeyCorp	116,800	759,200
Lloyds Banking Group PLC	312,091	518,249
Marshall & Ilsley Corp.	73,700	594,759
Mitsubishi UFJ Financial Group, Inc.	8,300	44,399
Mizuho Financial Group, Inc.	7,992	15,797
Mizuho Trust & Banking Co., Ltd.*	6,000	6,292
National Australia Bank Ltd.	760	20,542
National Bank of Greece SA*	7,725	279,344
NBT Bancorp., Inc.	2,600	58,604
Nordea Bank AB	4,187	42,189
Oriental Financial Group, Inc.	13,800	175,260
Oversea-Chinese Banking Corp., Ltd.	1,000	5,538
Park National Corp.	2,900	169,186
Peoples Bancorp., Inc.	400	5,220
Piraeus Bank SA	983	18,331
Prosperity Bancshares, Inc.	6,700	233,093
Raiffeisen International Bank-Holding AG	491	32,052
Regions Financial Corp.	188,600	1,171,206
Resona Holdings, Inc.	400	5,140
Royal Bank of Canada	500	26,876
Santander BanCorp.*	7,300	71,175
Skandinaviska Enskilda Banken AB "A"*	2,289	15,446
Societe Generale	202	16,277
Southside Bancshares, Inc.	7,540	169,801
Standard Chartered PLC	289	7,126
Sumitomo Mitsui Financial Group, Inc.	800	27,694
Sumitomo Trust & Banking Co., Ltd.	1,000	5,257
SunTrust Banks, Inc.	36,000	811,800
Svenska Handelsbanken AB "A"	664	16,971
The Bank of Yokohama Ltd.	1,000	4,865
The Shizuoka Bank Ltd.	1,000	10,506
Tompkins Financial Corp.	3,600	157,320
Toronto-Dominion Bank	400	25,872
Trustmark Corp.	7,600	144,780
UBI Banca — Unione di Banche Italiane ScpA	562	8,642
Umpqua Holdings Corp.	19,100	202,460
UniCredit SpA*	131,633	515,889
United Overseas Bank Ltd.	2,000	23,657
US Bancorp.	29,000	633,940
Webster Financial Corp.	500	6,235
Wells Fargo & Co.	49,600	1,397,728
Westamerica Bancorp.	1,400	72,800
Westpac Banking Corp.	1,148	26,449
Wing Hang Bank Ltd.	26,000	255,605
Wintrust Financial Corp.	7,000	195,720
		11,686,477
Consumer Finance 0.4%
AmeriCredit Corp.*	5,900	93,161
Capital One Financial Corp.	38,900	1,389,897
Discover Financial Services	36,900	598,887
Nelnet, Inc. "A"*	12,500	155,500
ORIX Corp.	110	6,688
World Acceptance Corp.*	800	20,168
		2,264,301
Diversified Financial Services 1.5%
Bank of America Corp.	163,600	2,768,112
Citigroup, Inc.	253,400	1,226,456
Compagnie Nationale a Portefeuille	311	16,922
Deutsche Boerse AG	80	6,538
Encore Capital Group, Inc.*	4,400	59,180
Financiere Marc de Lacharriere SA	2,536	133,705
Groupe Bruxelles Lambert SA	234	21,630
Hellenic Exchanges SA	9,200	117,400
Hong Kong Exchanges & Clearing Ltd.	1,000	17,962
ING Groep NV (CVA)*	23,475	419,458
IntercontinentalExchange, Inc.*	6,350	617,156
Investor AB "B"	491	8,976
JPMorgan Chase & Co.	50,650	2,219,483
Medallion Financial Corp.	1,100	9,196
MSCI, Inc. "A"*	3,847	113,948
PHH Corp.*	9,700	192,448
Pohjola Bank PLC "A"	1,664	19,011
Singapore Exchange Ltd.	2,000	11,882
		7,979,463
Insurance 1.7%
Aegon NV*	3,925	33,439
Allianz SE (Registered)	2,526	315,620
Allied World Assurance Co. Holdings Ltd.	5,800	277,994
Allstate Corp.	54,100	1,656,542
American Equity Investment Life Holding Co.	22,600	158,652
AMP Ltd.	1,450	8,302
Aon Corp.	7,300	297,037
Assicurazioni Generali SpA	804	22,049
Assurant, Inc.	9,900	317,394
Assured Guaranty Ltd.	10,200	198,084
AXA SA	11,816	319,726
China Life Insurance Co., Ltd. "H"	97,924	428,203
Chubb Corp.	11,900	599,879
Crawford & Co. "B"*	600	2,646
EMC Insurance Group, Inc.	300	6,339
Endurance Specialty Holdings Ltd.	11,100	404,817
Fortis*	108,454	509,143
Greenlight Capital Re Ltd. "A"*	2,100	39,480
Hallmark Financial Services, Inc.*	2,200	17,710
Hartford Financial Services Group, Inc.	28,200	747,300
Loews Corp.	31,700	1,085,725
Maiden Holdings Ltd.	5,000	36,350
Manulife Financial Corp.	300	6,305
Meadowbrook Insurance Group, Inc.	12,300	91,020
MetLife, Inc.	9,000	342,630
Mitsui Sumitomo Insurance Group Holdings, Inc.	300	8,262
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	158	25,209
NIPPONKOA Insurance Co., Ltd.	1,000	6,216
NYMAGIC, Inc.	800	13,808
Odyssey Re Holdings Corp.	3,700	239,797
Platinum Underwriters Holdings Ltd.	2,000	71,680
Power Corp. of Canada	300	8,204
Protective Life Corp.	3,500	74,970
Prudential Financial, Inc.	2,800	139,748
Prudential PLC	874	8,411
QBE Insurance Group Ltd.	612	12,945
Sampo Oyj "A"	3,495	88,065
Sompo Japan Insurance, Inc.	1,000	6,670
Sun Life Financial, Inc.	100	3,134
Swiss Reinsurance Co., Ltd. (Registered)	212	9,581
Tokio Marine Holdings, Inc.	500	14,453
Topdanmark AS*	150	22,690
Trygvesta AS	177	13,562
Vienna Insurance Group	402	22,969
Zurich Financial Services AG (Registered)	76	18,112
		8,730,872
Real Estate Investment Trusts 0.9%
AMB Property Corp. (REIT)	3,600	82,620
American Campus Communities, Inc. (REIT)	100	2,685
Annaly Capital Management, Inc. (REIT)	26,700	484,338
Apartment Investment & Management Co. "A" (REIT)	5,000	73,750
AvalonBay Communities, Inc. (REIT)	3,300	240,009
BioMed Realty Trust, Inc. (REIT)	7,700	106,260
Boston Properties, Inc. (REIT)	4,200	275,310
Cogdell Spencer, Inc. (REIT)	6,000	28,800
Colonial Properties Trust (REIT)	3,200	31,136
Corio NV (REIT)	101	6,968
Cousins Properties, Inc. (REIT)	2,812	23,286
Developers Diversified Realty Corp. (REIT)	8,900	82,236
Digital Realty Trust, Inc. (REIT)	1,700	77,707
EastGroup Properties, Inc. (REIT)	800	30,576
Entertainment Properties Trust (REIT)	2,500	85,350
Equity Residential (REIT)	7,100	217,970
First Industrial Realty Trust, Inc. (REIT)	11,565	60,716
Glimcher Realty Trust (REIT)	5,100	18,717
HCP, Inc. (REIT)	6,000	172,440
Healthcare Realty Trust, Inc. (REIT)	3,800	80,294
Home Properties, Inc. (REIT)	2,400	103,416
Hospitality Properties Trust (REIT)	5,900	120,183
Host Hotels & Resorts, Inc. (REIT)	21,300	250,701
iStar Financial, Inc. (REIT)*	3,200	9,728
Kilroy Realty Corp. (REIT)	3,500	97,090
Kimco Realty Corp. (REIT)	8,200	106,928
LaSalle Hotel Properties (REIT)	4,800	94,368
Lexington Realty Trust (REIT)	4,704	23,990
Mid-America Apartment Communities, Inc. (REIT)	1,600	72,208
National Retail Properties, Inc. (REIT)	3,700	79,439
Parkway Properties, Inc. (REIT)	2,400	47,280
Pennsylvania Real Estate Investment Trust (REIT)	8,800	66,968
Potlatch Corp. (REIT)	400	11,380
ProLogis (REIT)	5,800	69,136
Public Storage (REIT)	1,800	135,432
Rayonier, Inc. (REIT)	7,100	290,461
Realty Income Corp. (REIT)	1,600	41,040
Redwood Trust, Inc. (REIT)	5,600	86,800
Sunstone Hotel Investors, Inc. (REIT)	9	64
Unibail-Rodamco (REIT)	39	8,113
Vornado Realty Trust (REIT)	8,194	527,776
Washington Real Estate Investment Trust (REIT)	3,900	112,320
Westfield Group (REIT) (Units)	1,301	15,842
		4,551,831
Real Estate Management & Development 0.2%
AEON Mall Co., Ltd.	7,000	144,386
Brookfield Asset Management, Inc. "A"	400	9,105
CapitaLand Ltd.	5,000	13,088
Cheung Kong (Holdings) Ltd.	1,000	12,598
City Developments Ltd.	1,000	7,259
Daiwa House Industry Co., Ltd.	1,000	10,480
Hang Lung Properties Ltd.	3,000	10,998
Henderson Land Development Co., Ltd.	1,000	6,399
Immoeast AG*	80,066	495,467
Midland Holdings Ltd.	214,000	178,175
Mitsubishi Estate Co., Ltd.	1,000	15,631
Mitsui Fudosan Co., Ltd.	1,000	16,762
New World Development Co., Ltd.	3,000	6,340
Sumitomo Realty & Development Co., Ltd.	8,000	144,906
Sun Hung Kai Properties Ltd.	1,000	14,682
Swire Pacific Ltd. "A"	1,000	11,735
The St. Joe Co.*	1,100	32,032
Wharf Holdings Ltd.	2,000	10,551
		1,140,594
Thrifts & Mortgage Finance 0.0%
Bank Mutual Corp.	2,400	21,216
First Financial Holdings, Inc.	3,200	51,104
NASB Financial, Inc.	500	13,150
		85,470
Health Care 7.5%
Biotechnology 1.5%
Actelion Ltd. (Registered)*	257	15,977
Amgen, Inc.*	24,250	1,460,577
BioMarin Pharmaceutical, Inc.*	3,800	68,704
Celgene Corp.*	30,700	1,716,130
CSL Ltd.	2,963	87,221
Cubist Pharmaceuticals, Inc.*	9,100	183,820
Enzon Pharmaceuticals, Inc.*	20,000	165,000
Gilead Sciences, Inc.*	56,200	2,617,796
Grifols SA	22,119	421,552
Intercell AG*	11,127	472,491
Medivation, Inc.*	3,900	105,846
Metabolix, Inc.*	4,900	50,372
Myriad Genetics, Inc.*	6,750	184,950
NPS Pharmaceuticals, Inc.*	7,100	28,542
PDL BioPharma, Inc.	23,000	181,240
Talecris Biotherapeutics Holdings Corp.*	800	15,200
		7,775,418
Health Care Equipment & Supplies 0.5%
American Medical Systems Holdings, Inc.*	12,400	209,808
Baxter International, Inc.	2,300	131,123
bioMerieux	84	9,238
Cochlear Ltd.	295	17,355
Coloplast AS "B"	348	29,217
Edwards Lifesciences Corp.*	10,150	709,587
Essilor International SA	1,025	58,433
ev3, Inc.*	2,000	24,620
Hill-Rom Holdings, Inc.	4,100	89,298
Nobel Biocare Holding AG (Registered)	7,072	234,419
NxStage Medical, Inc.*	15,000	100,350
Olympus Corp.	1,000	26,324
Smith & Nephew PLC	2,697	24,159
Somanetics Corp.*	9,700	156,364
Sonova Holding AG (Registered)	88	8,884
St. Jude Medical, Inc.*	17,900	698,279
Synthes, Inc.	129	15,560
Terumo Corp.	800	43,814
Thoratec Corp.*	9,800	296,646
William Demant Holding AS*	383	28,534
		2,912,012
Health Care Providers & Services 2.4%
Aetna, Inc.	32,400	901,692
Alfresa Holdings Corp.	200	8,141
Amedisys, Inc.*	4,800	209,424
American Dental Partners, Inc.*	1,100	15,400
AMERIGROUP Corp.*	7,800	172,926
AmerisourceBergen Corp.	39,700	888,486
Centene Corp.*	11,700	221,598
CorVel Corp.*	1,700	48,280
Coventry Health Care, Inc.*	95,500	1,906,180
Diagnosticos da America*	6,400	165,527
Emergency Medical Services Corp. "A"*	4,200	195,300
Express Scripts, Inc.*	16,700	1,295,586
Fresenius Medical Care AG & Co. KGaA	18,501	921,630
Gentiva Health Services, Inc.*	6,600	165,066
Healthspring, Inc.*	14,600	178,850
Humana, Inc.*	4,800	179,040
Laboratory Corp. of America Holdings*	8,050	528,885
LHC Group, Inc.*	7,100	212,503
Magellan Health Services, Inc.*	6,700	208,102
McKesson Corp.	42,800	2,548,740
Medco Health Solutions, Inc.*	18,200	1,006,642
Mediceo Paltac Holdings Co., Ltd.	600	8,416
Owens & Minor, Inc.	3,700	167,425
Providence Service Corp.*	5,300	61,798
RehabCare Group, Inc.*	7,900	171,351
Sonic Healthcare Ltd.	1,970	24,583
Suzuken Co., Ltd.	300	10,340
Triple-S Management Corp. "B"*	2,200	36,894
WellPoint, Inc.*	400	18,944
		12,477,749
Health Care Technology 0.0%
So-net M3, Inc.	37	129,591
Life Sciences Tools & Services 0.2%
Accelrys, Inc.*	8,900	51,620
Albany Molecular Research, Inc.*	12,200	105,652
Cambrex Corp.*	12,600	79,380
ICON PLC (ADR)*	10,300	252,247
Life Technologies Corp.*	4,400	204,820
Lonza Group AG (Registered)	90	9,811
QIAGEN NV*	10,800	229,271
		932,801
Pharmaceuticals 2.9%
Abbott Laboratories	42,150	2,085,161
Astellas Pharma, Inc.	1,900	78,075
AstraZeneca PLC	4,025	180,467
Bayer AG	5,349	370,470
Caraco Pharmaceutical Laboratories Ltd.*	11,900	60,571
Chugai Pharmaceutical Co., Ltd.	900	18,589
Daiichi Sankyo Co., Ltd.	3,000	61,889
Dainippon Sumitomo Pharma Co., Ltd.	1,000	10,854
Eisai Co., Ltd.	1,200	44,974
Eli Lilly & Co.	83,200	2,748,096
Flamel Technologies SA (ADR)*	22,061	193,034
GlaxoSmithKline PLC	14,217	279,763
H. Lundbeck AS	902	18,790
Hi-Tech Pharmacal Co., Inc.*	10,300	231,132
Hisamitsu Pharmaceutical Co., Inc.	200	8,085
Johnson & Johnson	38,800	2,362,532
Kyowa Hakko Kirin Co., Ltd.	2,000	25,226
Matrixx Initiatives, Inc.*	6,900	39,192
Medicis Pharmaceutical Corp. "A"	3,300	70,455
Merck KGaA	117	11,636
MiddleBrook Pharmaceuticals, Inc.*	60,000	69,000
Mitsubishi Tanabe Pharma Corp.	1,000	13,303
Mylan, Inc.*	6,600	105,666
Novartis AG (Registered)	10,292	516,663
Novo Nordisk AS "B"	6,821	428,422
Ono Pharmaceutical Co., Ltd.	400	20,740
Par Pharmaceutical Companies, Inc.*	9,600	206,496
Pfizer, Inc.	237,200	3,925,660
Questcor Pharmaceuticals, Inc.*	28,400	156,768
Roche Holding AG (Genusschein)	1,433	231,970
Sanofi-Aventis	5,748	421,994
Santen Pharmaceutical Co., Ltd.	400	14,700
Shionogi & Co., Ltd.	1,000	23,617
Shire PLC	1,642	28,521
Taisho Pharmaceutical Co., Ltd.	1,000	20,210
Takeda Pharmaceutical Co., Ltd.	3,100	129,134
Tsumura & Co.	400	14,400
		15,226,255
Industrials 6.6%
Aerospace & Defense 2.3%
American Science & Engineering, Inc.	2,700	183,708
BAE Systems PLC	5,006	27,937
BE Aerospace, Inc.*	7,900	159,106
Bombardier, Inc. "B"	2,600	12,069
CAE, Inc.	22,000	185,962
Cobham PLC	1,695	5,933
Cubic Corp.	4,900	193,403
DynCorp International, Inc. "A"*	9,500	171,000
European Aeronautic Defence & Space Co.	334	7,505
Finmeccanica SpA	2,265	40,076
GenCorp, Inc.*	7,100	38,056
General Dynamics Corp.	25,600	1,653,760
ITT Corp.	20,400	1,063,860
Lockheed Martin Corp.	17,750	1,385,920
Northrop Grumman Corp.	52,100	2,696,175
Raytheon Co.	46,900	2,249,793
Rockwell Collins, Inc.	19,500	990,600
Rolls-Royce Group PLC*	2,741	20,637
Singapore Technologies Engineering Ltd.	6,000	11,668
United Technologies Corp.	21,150	1,288,669
		12,385,837
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	696	13,041
TNT NV	1,419	38,149
Toll Holdings Ltd.	2,709	20,281
United Parcel Service, Inc. "B"	6,500	367,055
		438,526
Airlines 0.1%
Allegiant Travel Co.*	1,600	60,944
Hawaiian Holdings, Inc.*	25,700	212,282
Korean Air Lines Co., Ltd.*	4,000	162,482
Qantas Airways Ltd.	4,271	10,753
Ryanair Holdings PLC (ADR)*	5,400	156,816
Singapore Airlines Ltd.	1,000	9,779
SkyWest, Inc.	800	13,264
		626,320
Building Products 0.2%
AAON, Inc.	6,900	138,552
Apogee Enterprises, Inc.	5,900	88,618
Armstrong World Industries, Inc.*	1,700	58,582
Asahi Glass Co., Ltd.	1,000	8,010
Assa Abloy AB "B"	600	9,739
Compagnie de Saint-Gobain	7,136	371,154
Daikin Industries Ltd.	200	7,154
Geberit AG (Registered)*	86	13,221
Wienerberger AG*	10,671	220,511
		915,541
Commercial Services & Supplies 0.8%
Babcock International Group PLC	26,988	245,562
Brambles Ltd.	4,754	33,728
Consolidated Graphics, Inc.*	7,600	189,620
Daiseki Co., Ltd.	6,900	135,884
Deluxe Corp.	11,900	203,490
G4S PLC	1,879	6,632
Healthcare Services Group, Inc.	3,000	55,080
R.R. Donnelley & Sons Co.	95,800	2,036,708
Ritchie Bros. Auctioneers, Inc.	400	9,901
Rollins, Inc.	2,400	45,240
Schawk, Inc.	5,300	61,851
Secom Co., Ltd.	100	5,012
Securitas AB "B"	381	3,681
Serco Group PLC	27,537	222,327
Standard Register Co.	7,000	41,160
Stericycle, Inc.*	14,150	685,567
Tetra Tech, Inc.*	2,400	63,672
Toppan Printing Co., Ltd.	1,000	9,412
		4,054,527
Construction & Engineering 0.2%
ACS, Actividades de Construccion y Servicios SA	722	37,681
Aecom Technology Corp.*	6,900	187,266
Bouygues SA	261	13,302
Chicago Bridge & Iron Co. NV (NY Registered Shares)	7,800	145,704
Dycom Industries, Inc.*	14,400	177,120
EMCOR Group, Inc.*	6,400	162,048
Fomento de Construcciones y Contratas SA	117	5,482
Great Lakes Dredge & Dock Co.	5,600	39,088
Grupo Ferrovial SA	227	10,882
Koninklijke Boskalis Westminster NV	256	8,760
Leighton Holdings Ltd.	482	15,325
Michael Baker Corp.*	600	21,804
Shaw Group, Inc.*	5,200	166,868
Skanska AB "B"	731	10,718
SNC-Lavalin Group, Inc.	300	13,548
URS Corp.*	6,300	274,995
Vinci SA	385	21,820
		1,312,411
Electrical Equipment 0.6%
ABB Ltd. (Registered)*	18,576	373,298
Alstom SA	3,078	225,099
AMETEK, Inc.	36,050	1,258,506
EnerSys*	4,200	92,904
Gamesa Corp. Tecnologica SA	791	17,743
Mitsubishi Electric Corp.*	3,000	22,533
Powell Industries, Inc.*	200	7,678
Prysmian SpA	692	13,007
Renewable Energy Corp. AS*	3,200	28,327
Roper Industries, Inc.	16,700	851,366
Schneider Electric SA	127	12,884
SGL Carbon SE*	4,200	171,827
Sumitomo Electric Industries Ltd.	600	7,783
Vestas Wind Systems AS*	809	58,768
		3,141,723
Industrial Conglomerates 0.6%
3M Co.	4,100	302,580
Carlisle Companies, Inc.	15,400	522,214
CSR Ltd.	6,907	11,403
Fraser & Neave Ltd.	4,000	11,192
General Electric Co.	129,300	2,123,106
Hutchison Whampoa Ltd.	9,000	64,470
Keppel Corp., Ltd.	5,000	28,562
Koninklijke (Royal) Philips Electronics NV	2,982	72,688
NWS Holdings Ltd.	5,000	9,693
Orkla ASA	6,100	57,619
SembCorp Industries Ltd.	4,000	9,555
Siemens AG (Registered)	637	59,047
Smiths Group PLC	609	8,654
		3,280,783
Machinery 0.6%
AB SKF "B"	800	12,582
Alfa Laval AB	700	8,228
Ampco-Pittsburgh Corp.	2,800	74,452
Atlas Copco AB "A"	547	7,065
Atlas Copco AB "B"	800	9,147
Austal Ltd.	66,876	152,896
Chart Industries, Inc.*	4,200	90,678
FANUC Ltd.	3,200	285,902
Gardner Denver, Inc.*	9,400	327,872
Joy Global, Inc.	5,400	264,276
Komatsu Ltd.	25,194	467,836
Kone Oyj "B"	1,658	61,031
Kubota Corp.	1,000	8,282
MAN SE	87	7,182
Metso Oyj	1,443	40,721
Mitsubishi Heavy Industries Ltd.	2,000	7,523
Parker Hannifin Corp.	11,450	593,568
Sandvik AB	1,600	17,708
Scania AB "B"	341	4,239
Schindler Holding AG	121	8,310
SembCorp Marine Ltd.	4,000	8,951
Tennant Co.	4,400	127,864
Timken Co.	21,200	496,716
Vallourec SA	49	8,311
Volvo AB "B"	1,530	14,189
Wartsila Corp.	766	30,756
Watts Water Technologies, Inc. "A"	3,000	90,750
Zardoya Otis SA	445	9,661
		3,236,696
Marine 0.1%
A P Moller-Maersk AS "A"	2	13,451
A P Moller-Maersk AS "B"	40	276,831
International Shipholding Corp.	1,800	55,458
Kirby Corp.*	1,500	55,230
Kuehne & Nagel International AG (Registered)	117	10,186
Mitsui OSK Lines Ltd.	1,000	5,888
Nippon Yusen Kabushiki Kaisha	1,000	3,850
Orient Overseas International Ltd.	2,000	10,163
		431,057
Professional Services 0.2%
Adecco SA (Registered)	104	5,538
Capita Group PLC	504	5,822
COMSYS IT Partners, Inc.*	5,500	35,200
Experian PLC	1,147	9,651
FTI Consulting, Inc.*	5,600	238,616
Manpower, Inc.	8,200	465,022
Michael Page International PLC	42,367	226,920
Randstad Holding NV*	471	20,391
SGS SA (Registered)*	10	13,470
TrueBlue, Inc.*	1,100	15,477
VSE Corp.	100	3,901
		1,040,008
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	8,650	690,529
Canadian National Railway Co.	1,100	54,175
Canadian Pacific Railway Ltd.	300	14,038
Celadon Group, Inc.*	4,000	45,240
Central Japan Railway Co.	1	7,176
ComfortDelGro Corp., Ltd.	11,000	12,508
Con-way, Inc.	23,900	915,848
Dollar Thrifty Automotive Group, Inc.*	1,000	24,590
DSV AS*	1,013	18,163
East Japan Railway Co.	200	14,363
Heartland Express, Inc.	1,000	14,400
Marten Transport Ltd.*	4,100	69,946
MTR Corp., Ltd.	6,500	22,420
Norfolk Southern Corp.	5,000	215,550
Northgate PLC	27,398	103,467
Ryder System, Inc.	13,300	519,498
Tokyu Corp.	1,000	4,780
West Japan Railway Co.	2	7,568
		2,754,259
Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.*	12,000	191,760
Bunzl PLC	1,151	11,674
Itochu Corp.	1,000	6,559
Marubeni Corp.	1,000	5,011
Mitsubishi Corp.	16,119	323,726
Mitsui & Co., Ltd.	24,135	314,108
Noble Group Ltd.	4,000	6,889
PT AKR Corporindo Tbk	1,108,000	119,673
Sumitomo Corp.	800	8,173
Wolseley PLC*	505	12,190
		999,763
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	1,019	23,144
Atlantia SpA	1,567	38,018
Cintra Concesiones de Infraestructuras de Transporte SA	1,113	12,963
Koninlijke Vopak NV	2,610	169,695
Macquarie Infrastructure Group (Units)	10,400	13,487
Singapore Airport Terminal Services Ltd.	730	1,165
Transurban Group (Units)	4,332	15,633
		274,105
Information Technology 9.2%
Communications Equipment 1.5%
Alcatel-Lucent*	5,545	24,846
Arris Group, Inc.*	16,700	217,267
Cisco Systems, Inc.*	107,850	2,538,789
EMS Technologies, Inc.*	5,000	104,100
Harris Corp.	20,800	782,080
InterDigital, Inc.*	6,400	148,224
Nokia Oyj	4,097	60,253
Plantronics, Inc.	8,800	235,928
Polycom, Inc.*	2,000	53,500
QUALCOMM, Inc.	55,500	2,496,390
Research In Motion Ltd.*	9,750	658,693
SeaChange International, Inc.*	5,700	42,750
Symmetricom, Inc.*	7,900	40,922
Tekelec*	5,300	87,079
Telefonaktiebolaget LM Ericsson "B"	28,710	288,027
		7,778,848
Computers & Peripherals 1.9%
Apple, Inc.*	24,250	4,495,222
Compal Electronics, Inc.	144,745	167,850
EMC Corp.*	59,650	1,016,436
Fujitsu Ltd.	2,000	12,953
Hewlett-Packard Co.	28,700	1,354,927
International Business Machines Corp.	18,150	2,170,922
NEC Corp.*	5,000	15,567
Toshiba Corp.*	3,000	15,604
Western Digital Corp.*	17,600	642,928
		9,892,409
Electronic Equipment, Instruments & Components 1.5%
Arrow Electronics, Inc.*	56,800	1,598,920
Avnet, Inc.*	68,500	1,778,945
Benchmark Electronics, Inc.*	9,500	171,000
Brightpoint, Inc.*	25,200	220,500
Checkpoint Systems, Inc.*	4,900	80,556
Cogent, Inc.*	4,800	48,480
Dai-ichi Seiko Co., Ltd.	3,100	147,733
Fujifilm Holdings Corp.	900	26,765
Hitachi Ltd.*	3,000	9,173
Hoya Corp.	300	7,036
Ingram Micro, Inc. "A"*	29,800	502,130
Inspur International Ltd.	1,130,000	147,809
Itron, Inc.*	4,200	269,388
Jabil Circuit, Inc.	80,000	1,072,800
Keyence Corp.	100	21,263
Kingboard Chemical Holdings Ltd.	60,500	228,952
Kyocera Corp.	300	27,582
Mercury Computer Systems, Inc.*	6,000	59,160
Multi-Fineline Electronix, Inc.*	6,700	192,357
Murata Manufacturing Co., Ltd.	200	9,428
Nidec Corp.	3,100	251,357
RadiSys Corp.*	6,300	54,747
Rotork PLC	6,022	108,893
ScanSource, Inc.*	6,800	192,576
SYNNEX Corp.*	6,700	204,216
TDK Corp.	100	5,732
Venture Corp., Ltd.	32,000	203,367
Vishay Intertechnology, Inc.*	17,600	139,040
		7,779,905
Internet Software & Services 0.6%
Art Technology Group, Inc.*	17,100	66,006
EarthLink, Inc.	25,200	211,932
Google, Inc. "A"*	4,500	2,231,325
Internet Initiative Japan, Inc.	64	148,156
LogMeIn, Inc.*	3,000	54,930
Meetic*	3,313	110,890
NIC, Inc.	800	7,112
United Internet AG (Registered)*	17,400	262,835
ValueClick, Inc.*	3,700	48,803
Web.com Group, Inc.*	5,800	41,122
		3,183,111
IT Services 0.9%
Accenture PLC "A"	24,700	920,569
Acxiom Corp.*	16,800	158,928
Atos Origin SA*	266	13,447
Automatic Data Processing, Inc.	5,400	212,220
Cap Gemini SA	357	18,721
CGI Group, Inc. "A"*	900	10,541
CIBER, Inc.*	30,600	122,400
Cognizant Technology Solutions Corp. "A"*	5,900	228,094
Computer Sciences Corp.*	13,700	722,127
Convergys Corp.*	22,900	227,626
Fidelity National Information Services, Inc.	6,900	176,019
iGATE Corp.	14,600	125,268
Indra Sistemas SA	901	22,471
ManTech International Corp. "A"*	2,600	122,616
NeuStar, Inc. "A"*	800	18,080
RightNow Technologies, Inc.*	700	10,108
SAIC, Inc.*	76,000	1,333,040
Syntel, Inc.	1,200	57,276
TNS, Inc.*	7,500	205,500
VeriFone Holdings, Inc.*	1,300	20,657
Wright Express Corp.*	6,700	197,717
		4,923,425
Office Electronics 0.1%
Canon, Inc.	9,944	397,797
Konica Minolta Holdings, Inc.	500	4,712
Neopost SA	135	12,121
Ricoh Co., Ltd.	1,000	14,421
		429,051
Semiconductors & Semiconductor Equipment 1.3%
ARM Holdings PLC	94,354	217,733
ASML Holding NV	2,936	86,579
Atheros Communications*	2,700	71,631
Broadcom Corp. "A"*	44,100	1,353,429
Intel Corp.	150,800	2,951,156
Lam Research Corp.*	3,000	102,480
NVE Corp.*	1,400	74,424
NVIDIA Corp.*	19,050	286,321
Photronics, Inc.*	1,400	6,636
ROHM Co., Ltd.	100	6,956
Semtech Corp.*	11,400	193,914
Siliconware Precision Industries Co.	122,000	172,095
Skyworks Solutions, Inc.*	19,000	251,560
STMicroelectronics NV	1,762	16,653
Tessera Technologies, Inc.*	7,700	214,753
Texas Instruments, Inc.	41,500	983,135
Tokyo Electron Ltd.	200	12,642
Volterra Semiconductor Corp.*	1,600	29,392
Zoran Corp.*	14,200	163,584
		7,195,073
Software 1.4%
ANSYS, Inc.*	1,700	63,699
Autonomy Corp. PLC*	2,677	69,851
BMC Software, Inc.*	3,100	116,343
Dassault Systemes SA	246	13,735
i2 Technologies, Inc.*	12,600	202,104
Interactive Intelligence, Inc.*	300	5,733
Kenexa Corp.*	800	10,784
Microsoft Corp.	154,850	4,009,067
Nintendo Co., Ltd.	1,308	334,452
Norkom Group PLC*	39,244	73,589
Oracle Corp.	66,200	1,379,608
Renaissance Learning, Inc.	2,500	24,850
S1 Corp.*	18,600	114,948
SAP AG	1,748	85,174
Shanda Games Ltd. (ADR)*	5,000	58,500
SuccessFactors, Inc.*	500	7,035
Symantec Corp.*	26,800	441,396
The Sage Group PLC	15,582	58,161
TiVo, Inc.*	9,600	99,456
Tyler Technologies, Inc.*	10,500	179,445
VanceInfo Technologies, Inc. (ADR)*	12,100	235,224
Websense, Inc.*	9,400	157,920
		7,741,074
Materials 3.1%
Chemicals 1.4%
A. Schulman, Inc.	9,200	183,356
Agrium, Inc.	100	4,999
Air Liquide SA	413	46,966
Airgas, Inc.	2,600	125,762
Akzo Nobel NV	993	61,596
Asahi Kasei Corp.	2,000	10,105
Ashland, Inc.	17,800	769,316
BASF SE	6,979	369,499
Cabot Corp.	5,000	115,550
Celanese Corp. "A"	12,450	311,250
E.I. du Pont de Nemours & Co.	18,000	578,520
Ecolab, Inc.	9,200	425,316
GenTek, Inc.*	300	11,412
Givaudan SA (Registered)*	20	15,038
Innophos Holdings, Inc.	6,200	114,700
JSR Corp.	300	6,115
K+S AG	98	5,348
Koninklijke DSM NV	712	29,729
Koppers Holdings, Inc.	3,300	97,845
Kuraray Co., Ltd.	500	5,426
Linde AG	124	13,461
Lubrizol Corp.	11,300	807,498
Mitsubishi Chemical Holdings Corp.	1,500	6,182
Mitsubishi Gas Chemical Co., Inc.	1,000	5,395
Monsanto Co.	17,300	1,339,020
NewMarket Corp.	800	74,432
Nitto Denko Corp.	200	6,083
Omnova Solutions, Inc.*	1,500	9,720
Orica Ltd.	303	6,262
PolyOne Corp.*	1,800	12,006
Potash Corp. of Saskatchewan, Inc.	300	27,237
Shin-Etsu Chemical Co., Ltd.	7,404	452,548
Solvay SA	627	65,120
Spartech Corp.	8,700	93,699
Stepan Co.	2,000	120,160
Sumitomo Chemical Co., Ltd.	2,000	8,265
Syngenta AG (Registered)	270	61,987
Teijin Ltd.	2,000	6,197
The Mosaic Co.	14,750	709,032
Toray Industries, Inc.	2,000	12,044
Ube Industries Ltd.	2,000	5,237
Umicore	1,199	35,961
Westlake Chemical Corp.	1,300	33,410
Yara International ASA	2,360	74,178
		7,272,982
Construction Materials 0.1%
CRH PLC	18,540	514,235
Holcim Ltd. (Registered)	596	41,001
Lafarge SA	359	32,094
Martin Marietta Materials, Inc.	1,200	110,484
		697,814
Containers & Packaging 0.2%
AEP Industries, Inc.*	3,500	139,650
Bway Holding Co.*	5,289	97,899
FP Corp.	2,100	108,618
Owens-Illinois, Inc.*	11,100	409,590
Rock-Tenn Co. "A"	4,400	207,284
Toyo Seikan Kaisha Ltd.	500	9,574
		972,615
Metals & Mining 1.0%
Agnico-Eagle Mines Ltd.	100	6,763
Anglo American PLC*	1,190	37,882
ArcelorMittal	13,155	490,951
Barrick Gold Corp.	700	26,505
BHP Billiton Ltd.	15,526	513,064
BHP Billiton PLC	1,351	37,128
Cliffs Natural Resources, Inc.	51,700	1,673,012
Commercial Metals Co.	11,500	205,850
First Quantum Minerals Ltd.	100	6,538
Freeport-McMoRan Copper & Gold, Inc.	2,800	192,108
Goldcorp, Inc.	500	20,072
JFE Holdings, Inc.	800	27,188
Kinross Gold Corp.	500	10,895
Kobe Steel Ltd.*	4,000	6,950
Mitsubishi Materials Corp.*	2,000	5,486
Newcrest Mining Ltd.	392	11,021
Nippon Steel Corp.	7,000	25,362
Nisshin Steel Co., Ltd.	2,000	3,546
Norsk Hydro ASA*	11,100	74,168
Outokumpu Oyj	1,252	23,525
Randgold Resources Ltd. (ADR)	1,700	118,796
Rautaruukki Oyj	915	21,938
Rio Tinto Ltd.	278	14,461
Rio Tinto PLC	6,718	288,278
Schnitzer Steel Industries, Inc. "A"	4,500	239,625
SSAB AB "A"	1,952	30,190
SSAB AB "B"	1,129	15,927
Stillwater Mining Co.*	400	2,688
Sumitomo Metal Industries Ltd.	8,000	19,514
Sumitomo Metal Mining Co., Ltd.	1,000	16,283
Teck Resources Ltd. "B"*	624	17,193
ThyssenKrupp AG	312	10,746
Vista Gold Corp.*	22,200	52,836
voestalpine AG	7,208	258,140
Xstrata PLC*	34,696	510,973
Yamana Gold, Inc.	400	4,304
		5,019,906
Paper & Forest Products 0.4%
Clearwater Paper Corp.*	3,871	159,988
Glatfelter	18,300	210,084
Holmen AB "B"	501	13,812
International Paper Co.	70,200	1,560,546
Oji Paper Co., Ltd.	2,000	9,003
Schweitzer-Mauduit International, Inc.	3,300	179,388
Stora Enso Oyj "R"*	5,482	38,292
Svenska Cellulosa AB "B"	5,743	77,985
UPM-Kymmene Oyj	4,812	57,678
		2,306,776
Telecommunication Services 2.1%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	175,300	4,734,853
Atlantic Tele-Network, Inc.	2,000	106,840
BCE, Inc.	2,200	54,227
Belgacom SA	4,741	184,733
BT Group PLC	13,010	27,063
Cable & Wireless PLC	4,236	9,722
Deutsche Telekom AG (Registered)	38,207	522,379
France Telecom SA	8,931	238,892
Iliad SA	92	10,382
Koninklijke (Royal) KPN NV	15,299	253,890
Nippon Telegraph & Telephone Corp.	3,300	152,333
Singapore Telecommunications Ltd.	54,000	123,980
Swisscom AG (Registered)	720	257,892
Tele2 AB "B"	1,092	14,516
Telecom Italia SpA	101,206	177,801
Telecom Italia SpA (RSP)	60,482	74,392
Telefonica SA	21,305	588,067
Telenor ASA*	11,300	131,199
TeliaSonera AB	6,988	45,948
Telstra Corp., Ltd.	44,262	127,498
Telus Corp.	300	9,678
Telus Corp. (Non-Voting Shares)	300	9,334
Verizon Communications, Inc.	31,100	941,397
		8,797,016
Wireless Telecommunication Services 0.4%
American Tower Corp. "A"*	21,800	793,520
China Mobile Ltd.	46,992	460,870
iPCS, Inc.*	400	6,960
KDDI Corp.	19	106,875
Millicom International Cellular SA (SDR)*	276	20,197
Mobistar SA	914	63,308
NTT DoCoMo, Inc.	100	159,351
Rogers Communications, Inc. "B"	1,400	39,529
Softbank Corp.	5,000	109,161
USA Mobility, Inc.	14,000	180,320
Vodafone Group PLC	208,340	467,603
		2,407,694
Utilities 2.1%
Electric Utilities 1.4%
Acciona SA	84	11,422
Allegheny Energy, Inc.	13,400	355,368
American Electric Power Co., Inc.	9,600	297,504
Cheung Kong Infrastructure Holdings Ltd.	2,000	7,165
Chubu Electric Power Co., Inc.	2,300	55,807
Chugoku Electric Power Co., Inc.	1,000	21,985
CLP Holdings Ltd.	7,500	51,031
E.ON AG	10,435	443,102
Edison International	31,600	1,061,128
EDP — Energias de Portugal SA	13,932	63,841
Electricite de France	4,674	277,793
Enel SpA	12,496	79,357
Entergy Corp.	6,200	495,132
Exelon Corp.	43,100	2,138,622
FirstEnergy Corp.	16,100	736,092
Fortis, Inc.	2,100	48,996
Fortum Oyj	19,500	500,612
FPL Group, Inc.	5,850	323,095
Hokkaido Electric Power Co., Inc.	900	18,722
Hokuriku Electric Power Co.	700	17,801
HongKong Electric Holdings Ltd.	4,500	24,687
Iberdrola SA	5,357	52,650
Kansai Electric Power Co., Inc.	2,700	65,244
Kyushu Electric Power Co., Inc.	1,500	33,944
MGE Energy, Inc.	1,200	43,776
NV Energy, Inc.	19,900	230,641
Red Electrica Corporacion SA	185	9,471
Scottish & Southern Energy PLC	1,761	33,019
Shikoku Electric Power Co., Inc.	700	21,355
SP Ausnet	62,417	48,588
Terna-Rete Elettrica Nationale SpA	4,601	17,950
Tohoku Electric Power Co., Inc.	1,500	33,381
Tokyo Electric Power Co., Inc.	5,000	131,132
		7,750,413
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,400	43,386
Enagas	468	9,788
Gas Natural SDG SA	529	11,699
Hong Kong & China Gas Co., Ltd.	16,900	42,648
National Fuel Gas Co.	1,900	87,039
New Jersey Resources Corp.	5,200	188,812
Northwest Natural Gas Co.	1,500	62,490
Osaka Gas Co., Ltd.	7,000	24,549
Snam Rete Gas SpA	5,100	24,824
Toho Gas Co., Ltd.	3,000	13,683
Tokyo Gas Co., Ltd.	9,000	37,343
		546,261
Independent Power Producers & Energy Traders 0.3%
EDP Renovaveis SA*	1,453	15,980
Electric Power Development Co., Ltd.	500	15,830
Iberdrola Renovables SA	2,330	11,475
International Power PLC	3,510	16,232
NRG Energy, Inc.*	49,359	1,391,430
TransAlta Corp.	2,500	50,997
		1,501,944
Multi-Utilities 0.2%
A2A SpA	2,449	4,820
AGL Energy Ltd.	21,467	258,722
Canadian Utilities Ltd. "A"	900	31,851
Centrica PLC	8,984	36,147
CH Energy Group, Inc.	2,800	124,068
Dominion Resources, Inc.	8,100	279,450
GDF Suez	1,113	49,762
National Grid PLC	4,356	42,160
RWE AG	338	31,432
Suez Environnement Co.	371	8,507
United Utilities Group PLC	1,142	8,339
Veolia Environnement	508	19,514
		894,772
Water Utilities 0.1%
American Water Works Co., Inc.	15,000	299,100
California Water Service Group	4,700	183,018
Severn Trent PLC	308	4,778
		486,896
Total Common Stocks (Cost $253,663,891)		294,677,268

Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	80	6,293
Volkswagen AG	92	10,716
		17,009
Consumer Staples 0.0%
Henkel AG & Co. KGaA	3,037	131,005
Health Care 0.0%
Fresenius SE	184	10,781
Total Preferred Stocks (Cost $172,869)		158,795

Rights 0.0%
Financials 0.0%
BNP Paribas, Expiration Date 10/13/2009*	6,278	13,597
Fortis, Expiration Date 7/4/2014*	9,978	0
Genting Singapore PLC, Expiration Date 10/12/2009*	9,600	2,181
Total Rights (Cost $0)		15,778

Warrants 0.1%
Financials
Mediobanca SpA, Expiration Date 3/18/2011*	451	0
UBS AG, Expiration Date 8/31/2011*	210,587	417,330
Total Warrants (Cost $323,651)		417,330
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 10.4%
Consumer Discretionary 1.3%
Affinia Group, Inc., 144A, 10.75%, 8/15/2016		10,000	10,750
AMC Entertainment, Inc., 8.0%, 3/1/2014		70,000	67,550
American Achievement Corp., 144A, 8.25%, 4/1/2012		20,000	19,900
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014		30,000	31,125
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		45,000	39,825
8.0%, 3/15/2014		20,000	18,600
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		135,000	129,600
Brunswick Corp., 144A, 11.25%, 11/1/2016		20,000	21,800
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		35,000	3,500
Carrols Corp., 9.0%, 1/15/2013		25,000	25,000
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022		95,000	122,075
Cox Communications, Inc., 144A, 8.375%, 3/1/2039		560,000	690,802
CSC Holdings, Inc.:
6.75%, 4/15/2012		30,000	30,900
Series B, 7.625%, 4/1/2011		40,000	41,500
DirecTV Holdings LLC, 7.625%, 5/15/2016		100,000	107,000
DISH DBS Corp.:
6.375%, 10/1/2011		70,000	71,400
6.625%, 10/1/2014		65,000	63,212
7.125%, 2/1/2016		50,000	49,625
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		40,000	1,100
Ford Motor Co., 7.45%, 7/16/2031		35,000	28,350
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		20,000	21,700
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		40,000	38,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013		20,000	19,800
Harrah's Operating Co., Inc., 144A, 11.25%, 6/1/2017		30,000	30,300
Hertz Corp., 8.875%, 1/1/2014		80,000	80,800
Idearc, Inc., 8.0%, 11/15/2016**		85,000	3,825
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		25,000	22,250
Lamar Media Corp., Series C, 6.625%, 8/15/2015		25,000	22,875
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	50,000	73,167
Nebraska Book Co., Inc., 144A, 10.0%, 12/1/2011 (b)		10,000	9,925
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		10,000	8,550
10.375%, 10/15/2015		40,000	34,200
News America, Inc., 7.85%, 3/1/2039		615,000	719,939
Norcraft Holdings LP, 9.75%, 9/1/2012		125,000	118,750
Omnicom Group, Inc., Zero Coupon, 7/1/2038		550,000	543,125
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		15,000	15,038
Penske Automotive Group, Inc., 7.75%, 12/15/2016		75,000	69,187
Reader's Digest Association, Inc., 9.0%, 2/15/2017**		25,000	375
Sabre Holdings Corp.:
7.35%, 8/1/2011		10,000	9,975
8.35%, 3/15/2016		40,000	33,400
Seminole Hard Rock Entertainment, Inc., 144A, 2.799%***, 3/15/2014		50,000	40,250
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		35,000	25,200
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		125,000	31,250
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		65,000	62,075
Standard Pacific Escrow LLC, 144A, 10.75%, 9/15/2016		25,000	24,625
TCI Communications, Inc., 8.75%, 8/1/2015		543,000	655,246
Time Warner Cable, Inc., 6.75%, 7/1/2018		490,000	541,332
Time Warner, Inc.:
5.5%, 11/15/2011		425,000	451,861
7.625%, 4/15/2031		50,000	56,037
7.7%, 5/1/2032		235,000	265,735
9.125%, 1/15/2013		535,000	621,251
Travelport LLC:
4.986%***, 9/1/2014		35,000	29,400
9.875%, 9/1/2014		25,000	24,187
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		10,000	1,200
United Components, Inc., 9.375%, 6/15/2013		5,000	4,013
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	60,000	91,752
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	50,000	71,704
144A, 8.0%, 11/1/2016	EUR	100,000	139,018
Viacom, Inc., 6.75%, 10/5/2037		360,000	382,222
Videotron Ltd., 9.125%, 4/15/2018		15,000	16,238
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		30,000	31,650
			7,015,041
Consumer Staples 0.3%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		20,000	20,650
Altria Group, Inc., 9.7%, 11/10/2018		15,000	18,631
Central European Distribution Corp., 3.0%, 3/15/2013		10,000	8,325
CVS Caremark Corp., 6.302%, 6/1/2037		1,336,000	1,142,280
Dole Foods Co., Inc., 144A, 8.0%, 10/1/2016		20,000	20,075
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		25,000	25,312
Ingles Markets, Inc., 8.875%, 5/15/2017		20,000	20,500
Rite Aid Corp., 7.5%, 3/1/2017		45,000	39,600
Smithfield Foods, Inc., 144A, 10.0%, 7/15/2014		45,000	47,250
SUPERVALU, Inc., 8.0%, 5/1/2016		50,000	51,750
			1,394,373
Energy 0.7%
Atlas Energy Operating Co., LLC, 144A, 10.75%, 2/1/2018		80,000	83,000
Belden & Blake Corp., 8.75%, 7/15/2012		205,000	190,650
Bristow Group, Inc., 7.5%, 9/15/2017		35,000	33,250
Chaparral Energy, Inc., 8.5%, 12/1/2015		65,000	52,325
Chesapeake Energy Corp.:
6.25%, 1/15/2018		50,000	44,750
6.875%, 1/15/2016		145,000	137,387
7.25%, 12/15/2018		70,000	66,150
7.5%, 6/15/2014		15,000	14,831
Colorado Interstate Gas Co., 6.8%, 11/15/2015		20,000	22,241
Concho Resources, Inc., 8.625%, 10/1/2017		10,000	10,250
Continental Resources, Inc., 144A, 8.25%, 10/1/2019		10,000	10,275
El Paso Corp.:
7.25%, 6/1/2018		30,000	29,508
7.75%, 6/15/2010		15,000	15,060
9.625%, 5/15/2012		34,000	35,306
EXCO Resources, Inc., 7.25%, 1/15/2011		60,000	59,475
Frontier Oil Corp.:
6.625%, 10/1/2011		25,000	25,000
8.5%, 9/15/2016		50,000	51,187
Holly Corp., 144A, 9.875%, 6/15/2017		35,000	35,788
KCS Energy, Inc., 7.125%, 4/1/2012		155,000	153,450
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		240,000	244,145
6.85%, 2/15/2020		170,000	185,680
Linn Energy LLC, 144A, 11.75%, 5/15/2017		50,000	53,875
Marathon Oil Corp., 7.5%, 2/15/2019		470,000	542,111
Mariner Energy, Inc.:
7.5%, 4/15/2013		35,000	33,775
8.0%, 5/15/2017		25,000	22,875
Newfield Exploration Co., 7.125%, 5/15/2018		60,000	59,850
ONEOK Partners LP:
6.65%, 10/1/2036		230,000	245,082
6.85%, 10/15/2037		45,000	48,555
OPTI Canada, Inc.:
7.875%, 12/15/2014		80,000	61,200
8.25%, 12/15/2014		100,000	77,500
Petrohawk Energy Corp.:
7.875%, 6/1/2015		20,000	19,700
9.125%, 7/15/2013		20,000	20,550
Plains Exploration & Production Co.:
7.0%, 3/15/2017		40,000	38,100
7.625%, 6/1/2018		70,000	68,600
8.625%, 10/15/2019		10,000	10,125
Quicksilver Resources, Inc., 7.125%, 4/1/2016		110,000	95,425
Regency Energy Partners LP, 8.375%, 12/15/2013		50,000	50,500
Southwestern Energy Co., 7.5%, 2/1/2018		10,000	10,100
Stone Energy Corp.:
6.75%, 12/15/2014		60,000	45,600
8.25%, 12/15/2011		110,000	103,400
Talisman Energy, Inc.:
5.85%, 2/1/2037		115,000	110,612
7.75%, 6/1/2019		295,000	346,868
TEPPCO Partners LP, 7.625%, 2/15/2012		35,000	38,790
TransCanada PipeLines Ltd., 7.125%, 1/15/2019		20,000	23,596
Whiting Petroleum Corp.:
7.25%, 5/1/2012		45,000	45,000
7.25%, 5/1/2013		5,000	4,988
Williams Companies, Inc., 8.125%, 3/15/2012		135,000	146,741
			3,823,226
Financials 4.3%
AgriBank FCB, 9.125%, 7/15/2019		500,000	540,757
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		85,000	71,400
ANZ National International Ltd., 144A, 6.2%, 7/19/2013		400,000	437,689
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		52,000	18,970
Bank of America Corp.:
5.75%, 12/1/2017		445,000	444,189
7.625%, 6/1/2019		550,000	619,735
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016		800,000	810,214
6.75%, 5/22/2019		400,000	447,374
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		20,000	3,550
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		45,000	46,125
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		25,000	24,875
Citigroup, Inc.:
5.0%, 9/15/2014		45,000	42,821
6.5%, 8/19/2013		520,000	545,869
8.5%, 5/22/2019		354,000	399,608
Corp. Andina de Fomento, 8.125%, 6/4/2019		610,000	708,373
Discover Financial Services, 10.25%, 7/15/2019		432,000	494,453
E*TRADE Financial Corp.:
7.375%, 9/15/2013		85,000	76,925
12.5%, 11/30/2017 (PIK)		20,000	22,200
Enel Finance International SA, 144A, 6.25%, 9/15/2017		280,000	301,585
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012		420,000	435,618
144A, 8.0%, 1/15/2011		1,180,000	1,237,051
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048		760,000	637,462
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		300,000	291,363
8.7%, 10/1/2014		85,000	83,262
9.875%, 8/10/2011		120,000	121,704
FPL Group Capital, Inc., 6.65%, 6/15/2067		417,000	383,640
General Electric Capital Corp., 3.5%, 8/13/2012		370,000	374,610
GMAC, Inc.:
144A, 6.875%, 9/15/2011		186,000	175,770
144A, 7.0%, 2/1/2012		95,000	88,350
144A, 7.75%, 1/19/2010		140,000	139,825
Hawker Beechcraft Acquisition Co., LLC, 8.5%, 4/1/2015		10,000	7,100
HBOS PLC, 144A, 6.75%, 5/21/2018		185,000	164,951
Hexion US Finance Corp., 9.75%, 11/15/2014		10,000	8,600
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		615,000	623,560
Inmarsat Finance II PLC, 10.375%, 11/15/2012		135,000	139,725
iPayment, Inc., 9.75%, 5/15/2014		40,000	26,800
JPMorgan Chase & Co., 6.4%, 5/15/2038		500,000	559,771
Kimco Realty Corp., (REIT), 6.875%, 10/1/2019		435,000	444,901
Massachusetts Mutual Life Insurance Co., 144A, 8.875%, 6/1/2039		375,000	459,574
Merrill Lynch & Co., Inc.:
Series C, 5.45%, 2/5/2013		120,000	124,431
Series C, 5.45%, 7/15/2014		49,000	51,005
6.22%, 9/15/2026		100,000	94,789
6.875%, 4/25/2018		365,000	383,869
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013		695,000	720,595
Morgan Stanley:
5.05%, 1/21/2011		700,000	724,076
Series F, 6.0%, 4/28/2015		975,000	1,032,496
National City Corp., 4.0%, 2/1/2011		785,000	790,887
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		311,000	331,418
NiSource Finance Corp., 7.875%, 11/15/2010		275,000	289,304
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	95,500
Pacific Life Insurance Co., 144A, 9.25%, 6/15/2039		320,000	366,928
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		30,000	30,450
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067		520,000	434,200
Prudential Financial, Inc., 7.375%, 6/15/2019		377,000	420,736
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		5,000	5,263
Raymond James Financial, Inc., 8.6%, 8/15/2019		220,000	242,939
Rio Tinto Finance (USA) Ltd., 6.5%, 7/15/2018		575,000	618,320
Sprint Capital Corp.:
7.625%, 1/30/2011		30,000	30,713
8.375%, 3/15/2012		115,000	118,738
Telecom Italia Capital SA:
5.25%, 10/1/2015		100,000	103,527
7.175%, 6/18/2019		290,000	323,594
The Goldman Sachs Group, Inc., 6.25%, 9/1/2017		540,000	571,100
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		105,000	66
UCI Holdco, Inc., 9.25%***, 12/15/2013 (PIK)		57,905	23,452
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010		305,000	304,877
Universal City Development Partners Ltd., 11.75%, 4/1/2010		185,000	186,388
Virgin Media Finance PLC, 8.75%, 4/15/2014		135,000	137,700
Wells Fargo & Co.:
Series I, 3.75%, 10/1/2014 (b)		336,000	334,319
4.375%, 1/31/2013		310,000	320,115
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	100,000	158,042
144A, 10.75%, 12/1/2015		75,000	82,500
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016		711,000	699,055
			22,611,741
Health Care 0.3%
Amgen, Inc., Zero Coupon, 3/1/2032		360,000	265,950
Boston Scientific Corp., 6.0%, 6/15/2011		50,000	51,375
Community Health Systems, Inc., 8.875%, 7/15/2015		180,000	184,500
HCA, Inc.:
144A, 8.5%, 4/15/2019		105,000	109,725
9.125%, 11/15/2014		90,000	92,925
9.25%, 11/15/2016		190,000	196,413
9.625%, 11/15/2016 (PIK)		68,000	70,720
HEALTHSOUTH Corp., 10.75%, 6/15/2016		25,000	27,125
IASIS Healthcare LLC, 8.75%, 6/15/2014		70,000	70,000
Roche Holdings, Inc., 144A, 6.0%, 3/1/2019		275,000	306,113
The Cooper Companies, Inc., 7.125%, 2/15/2015		75,000	72,750
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		25,000	25,375
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		15,000	15,600
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		125,000	127,500
			1,616,071
Industrials 0.4%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		10,000	10,450
Actuant Corp., 6.875%, 6/15/2017		25,000	23,250
Allied Waste North America, Inc., 7.25%, 3/15/2015		290,000	302,687
ARAMARK Corp., 8.5%, 2/1/2015		15,000	15,131
BE Aerospace, Inc., 8.5%, 7/1/2018		70,000	71,750
Belden, Inc., 7.0%, 3/15/2017		30,000	28,538
Bombardier, Inc., 144A, 6.3%, 5/1/2014		100,000	96,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		10,000	11,468
Cenveo Corp., 144A, 10.5%, 8/15/2016		35,000	32,900
Clean Harbors, Inc., 144A, 7.625%, 8/15/2016		20,000	20,475
Corrections Corp. of America, 7.75%, 6/1/2017		10,000	10,325
CSX Corp., 7.375%, 2/1/2019 (c)		300,000	353,035
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		65,000	65,000
Esco Corp., 144A, 4.174%***, 12/15/2013		35,000	31,500
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		30,000	29,438
Iron Mountain, Inc., 8.375%, 8/15/2021		40,000	41,200
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		30,000	25,200
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		60,000	58,200
7.625%, 12/1/2013		210,000	203,700
9.375%, 5/1/2012		95,000	96,425
Kansas City Southern Railway Co., 8.0%, 6/1/2015		65,000	66,300
Mobile Mini, Inc., 9.75%, 8/1/2014		40,000	40,700
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		60,000	56,700
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	42,960
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017**		110,000	6,325
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014		35,000	33,950
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		20,000	19,900
Titan International, Inc., 8.0%, 1/15/2012		130,000	125,775
TransDigm, Inc., 7.75%, 7/15/2014		20,000	19,850
United Rentals North America, Inc.:
6.5%, 2/15/2012		80,000	80,200
7.0%, 2/15/2014		105,000	91,350
USG Corp., 144A, 9.75%, 8/1/2014		20,000	20,900
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		30,000	29,700
			2,161,782
Information Technology 0.2%
Advanced Micro Devices, Inc., 5.75%, 8/15/2012		65,000	54,519
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		45,000	34,256
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		40,000	30,600
Jabil Circuit, Inc., 7.75%, 7/15/2016		10,000	10,150
L-3 Communications Corp.:
5.875%, 1/15/2015		125,000	124,375
Series B, 6.375%, 10/15/2015		60,000	60,600
7.625%, 6/15/2012		120,000	121,650
MasTec, Inc., 7.625%, 2/1/2017		50,000	47,000
Nokia Corp., 6.625%, 5/15/2039 (c)		275,000	313,316
Oracle Corp., 6.125%, 7/8/2039		280,000	315,280
SunGard Data Systems, Inc., 10.25%, 8/15/2015		135,000	137,700
			1,249,446
Materials 0.8%
Airgas, Inc., 144A, 7.125%, 10/1/2018		415,000	427,969
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		20,000	16,225
ARCO Chemical Co., 9.8%, 2/1/2020**		285,000	192,375
Ashland, Inc., 144A, 9.125%, 6/1/2017		60,000	64,200
Ball Corp.:
7.125%, 9/1/2016		10,000	10,200
7.375%, 9/1/2019		10,000	10,150
Cascades, Inc., 7.25%, 2/15/2013		20,000	19,600
Chevron Phillips Chemical Co., LLC, 144A, 8.25%, 6/15/2019		285,000	344,198
Clondalkin Acquisition BV, 144A, 2.299%***, 12/15/2013		75,000	61,125
CPG International I, Inc., 10.5%, 7/1/2013		60,000	50,700
Crown Americas LLC, 144A, 7.625%, 5/15/2017		10,000	10,100
Domtar Corp., 10.75%, 6/1/2017		30,000	33,600
Dow Chemical Co., 8.55%, 5/15/2019		30,000	33,724
Eastman Chemical Co., 7.25%, 1/15/2024		285,000	308,528
Exopack Holding Corp., 11.25%, 2/1/2014		130,000	128,375
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		90,000	95,738
8.375%, 4/1/2017		175,000	186,156
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		35,000	34,213
9.5%, 12/1/2011		30,000	31,950
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		65,000	69,063
Hexcel Corp., 6.75%, 2/1/2015		155,000	147,638
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	210,000	273,500
Innophos, Inc., 8.875%, 8/15/2014		15,000	15,150
International Paper Co.:
7.5%, 8/15/2021		110,000	116,552
7.95%, 6/15/2018		300,000	325,187
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		100,000	100,250
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	10,406
NewMarket Corp., 7.125%, 12/15/2016		80,000	76,400
NewPage Corp.:
10.0%, 5/1/2012		35,000	23,100
144A, 11.375%, 12/31/2014		50,000	49,125
Novelis, Inc.:
7.25%, 2/15/2015		20,000	17,300
144A, 11.5%, 2/15/2015		30,000	30,300
Nucor Corp., 6.4%, 12/1/2037		300,000	342,181
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		85,000	86,275
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		30,000	30,300
Teck Resources Ltd.:
9.75%, 5/15/2014		30,000	33,000
10.25%, 5/15/2016		30,000	33,900
10.75%, 5/15/2019		75,000	87,188
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		80,000	83,400
The Mosaic Co., 144A, 7.375%, 12/1/2014		110,000	116,758
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		66,372	56,416
Xstrata Canada Corp., 6.0%, 10/15/2015		160,000	162,661
			4,345,176
Telecommunication Services 0.5%
BCM Ireland Preferred Equity Ltd., 144A, 7.873%***, 2/15/2017 (PIK)	EUR	58,618	40,330
Centennial Communications Corp.:
10.0%, 1/1/2013		25,000	26,031
10.125%, 6/15/2013		65,000	66,950
CenturyTel, Inc., Series P, 7.6%, 9/15/2039 (c)		285,000	284,012
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		95,000	96,425
8.375%, 1/15/2014		40,000	40,200
Cricket Communications, Inc.:
9.375%, 11/1/2014		135,000	137,025
10.0%, 7/15/2015		70,000	71,925
Frontier Communications Corp.:
6.25%, 1/15/2013		40,000	39,200
8.125%, 10/1/2018 (b)		5,000	5,031
Global Crossing Ltd., 144A, 12.0%, 9/15/2015		20,000	21,000
Hellas Telecommunications Luxembourg V, 144A, 4.496%***, 10/15/2012	EUR	200,000	254,623
Intelsat Corp., 9.25%, 6/15/2016		260,000	267,800
iPCS, Inc., 2.608%***, 5/1/2013		15,000	12,675
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		175,000	178,937
Millicom International Cellular SA, 10.0%, 12/1/2013		155,000	160,812
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015		30,000	29,963
Qwest Corp.:
7.875%, 9/1/2011		90,000	92,813
144A, 8.375%, 5/1/2016		188,000	194,580
8.875%, 3/15/2012		20,000	21,050
Stratos Global Corp., 9.875%, 2/15/2013		30,000	31,200
Telesat Canada, 11.0%, 11/1/2015		110,000	117,150
Vodafone Group PLC, 5.45%, 6/10/2019		290,000	301,952
Windstream Corp.:
7.0%, 3/15/2019		40,000	37,400
8.625%, 8/1/2016		10,000	10,225
			2,539,309
Utilities 1.6%
AES Corp.:
8.0%, 6/1/2020		40,000	39,700
144A, 8.75%, 5/15/2013		260,000	264,875
Ameren Corp., 8.875%, 5/15/2014		350,000	393,416
CMS Energy Corp., 8.5%, 4/15/2011		505,000	530,828
Constellation Energy Group, Inc.:
7.0%, 4/1/2012		275,000	295,811
7.6%, 4/1/2032		320,000	343,523
Dominion Resources, Inc., 7.5%, 6/30/2066		900,000	823,500
Energy East Corp., 6.75%, 6/15/2012		970,000	1,075,790
Energy Future Holdings Corp.:
10.875%, 11/1/2017		100,000	75,500
11.25%, 11/1/2017 (PIK)		50,000	33,000
Entergy Gulf States, Inc., 5.12%, 8/1/2010		275,000	275,698
Entergy Mississippi, Inc., 6.64%, 7/1/2019		295,000	324,550
Exelon Generation Co., LLC:
6.2%, 10/1/2017		115,000	125,507
6.25%, 10/1/2039		170,000	173,513
Integrys Energy Group, Inc., 6.11%, 12/1/2066		795,000	604,200
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	35,088
Kinder Morgan, Inc., 6.5%, 9/1/2012		60,000	61,650
Korea Gas Corp., 144A, 6.0%, 7/15/2014		300,000	316,229
Mirant Americas Generation LLC, 8.3%, 5/1/2011		90,000	91,575
Mirant North America LLC, 7.375%, 12/31/2013		25,000	24,875
NRG Energy, Inc.:
7.25%, 2/1/2014		80,000	78,600
7.375%, 2/1/2016		70,000	67,725
7.375%, 1/15/2017		95,000	91,912
8.5%, 6/15/2019		75,000	75,094
NV Energy, Inc.:
6.75%, 8/15/2017		40,000	39,212
8.625%, 3/15/2014		15,000	15,431
Ohio Power Co., Series 1, 5.375%, 10/1/2021		310,000	314,544
Pennsylvania Electric Co., 5.2%, 4/1/2020		625,000	623,047
Pepco Holdings, Inc., 6.45%, 8/15/2012		640,000	686,700
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		100,000	72,000
Western Power Distribution Holdings Ltd., 144A, 7.375%, 12/15/2028		215,000	216,639
			8,189,732
Total Corporate Bonds (Cost $52,727,026)			54,945,897

Asset-Backed 0.4%
Automobile Receivables 0.1%
AmeriCredit Automobile Receivables Trust, "A4", Series 2005-DA, 5.02%, 11/6/2012		276,860	281,013
Home Equity Loans 0.3%
Bayview Financial Acquisition Trust, "1A1", Series 2006-A, 5.614%, 2/28/2041		78,788	77,291
Countrywide Asset-Backed Certificates:
"AF3", Series 2005-1, 4.575%, 7/25/2035		72,347	71,819
"A6", Series 2006-S6, 5.657%, 3/25/2034		1,213,754	579,159
"A6", Series 2006-15, 5.826%, 10/25/2046		450,000	263,876
"A1B", Series 2007-S1, 5.888%, 11/25/2036		304,777	232,106
"1AF6", Series 2006-11, 6.15%, 9/25/2046		1,287,395	664,106
			1,888,357
Total Asset-Backed (Cost $3,669,298)			2,169,370

Mortgage-Backed Securities Pass-Throughs 4.5%
Federal Home Loan Mortgage Corp.:
4.5%, 11/1/2018		858,806	908,221
5.5%, 10/1/2023		642,962	677,371
6.0%, 3/1/2038		1,290,214	1,364,755
6.5%,with various maturities from 1/1/2035 until 8/1/2038		1,274,311	1,370,516
Federal National Mortgage Association:
4.0%, 2/1/2039 (b)		525,000	520,078
4.5%,with various maturities from 7/1/2020 until 10/1/2033		2,698,840	2,798,413
5.0%, 9/1/2033		1,099,431	1,141,175
5.5%,with various maturities from 1/1/2020 until 9/1/2036		7,611,409	8,027,405
6.0%,with various maturities from 1/1/2024 until 4/1/2039		2,483,618	2,635,692
6.5%,with various maturities from 5/1/2023 until 6/1/2036 (b)		2,584,961	2,773,634
7.0%, 4/1/2038		973,141	1,061,826
9.0%, 11/1/2030		44,385	50,571
Government National Mortgage Association, 5.5%, 1/15/2039		404,015	425,052
Total Mortgage-Backed Securities Pass-Throughs (Cost $22,602,852)			23,754,709

Commercial Mortgage-Backed Securities 2.0%
Banc of America Commercial Mortgage, Inc.:
"ASB", Series 2005-3, 4.589%, 7/10/2043		415,000	421,779
"A4", Series 2007-2, 5.867%***, 4/10/2049		250,000	215,271
"ASB", Series 2008-1, 6.173%, 2/10/2051		550,000	539,856
Bear Stearns Commercial Mortgage Securities, Inc.:
"AAB", Series 2005-PWR7, 4.98%, 2/11/2041		300,000	306,427
"A4", Series 2007-T26, 5.471%, 1/12/2045		350,000	324,479
"A4", Series 2007-PW17, 5.694%, 6/11/2050		1,180,000	1,041,274
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049		160,731	164,658
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A2B", Series 2007-CD4, 5.205%, 12/11/2049		425,000	423,000
"A4", Series 2007-CD5, 5.886%, 11/15/2044		430,000	401,232
CW Capital Cobalt Ltd., "AAB", Series 2007-C2, 5.416%, 4/15/2047		125,000	115,405
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		470,000	416,520
GS Mortgage Securities Corp. II, "A2", Series 2007-GG10, 5.778%, 8/10/2045		2,130,000	2,136,685
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB20, 5.688%, 2/12/2051		350,000	332,439
"A4", Series 2007-CB20, 5.794%, 2/12/2051		520,000	453,162
"A4", Series 2007-LD12, 5.882%, 2/15/2051		908,000	771,515
"ASB", Series 2007-CB19, 5.92%***, 2/12/2049		1,280,000	1,201,291
"A2", Series 2007-LD11, 5.992%***, 6/15/2049		150,000	150,385
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050		700,000	649,928
Morgan Stanley Capital I, "AAB", Series 2005-IQ10, 5.178%, 9/15/2042		425,000	439,019
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2005-C20, 5.09%, 7/15/2042		220,000	228,105
"A4", Series 2006-C29, 5.308%, 11/15/2048		70,000	63,030
Total Commercial Mortgage-Backed Securities (Cost $10,082,273)			10,795,460

Collateralized Mortgage Obligations 5.0%
BCAP LLC Trust:
"2A1", Series 2009-RR3, 144A, 5.648%***, 5/26/2037		563,878	536,097
"A1", Series 2009-RR2, 144A, 5.74%***, 1/21/2038		548,381	503,756
Bear Stearns Adjustable Rate Mortgage Trust:
"3A1", Series 2007-5, 5.955%***, 8/25/2047		1,086,699	716,825
"22A1", Series 2007-4, 5.981%***, 6/25/2047		846,716	558,348
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.281%***, 12/25/2035		898,150	649,164
Citigroup Mortgage Loan Trust, Inc.:
"6A1", Series 2009-6, 144A, 0.496%***, 7/25/2036		320,592	290,144
"7A1", Series 2009-5, 144A, 0.596%***, 7/25/2036		492,977	400,062
"11A1", Series 2009-6, 144A, 0.596%***, 5/25/2037		358,946	318,335
"4A1", Series 2009-6, 144A, 5.605%***, 4/25/2037		586,252	497,889
"1A1", Series 2009-5, 144A, 5.667%***, 6/25/2037		293,575	270,506
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034		968,657	968,657
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033		506,668	479,931
"A6", Series 2004-14T2, 5.5%, 8/25/2034		457,533	422,802
"1A1", Series 2004-J1, 6.0%, 2/25/2034		101,770	99,225
Credit Suisse Mortgage Capital Certificates:
"28A1", Series 2009-3R, 144A, 5.633%***, 8/27/2037		266,659	251,214
"25A1", Series 2009-3R, 144A, 5.65%, 7/27/2036		756,682	705,389
"30A1", Series 2009-3R, 144A, 5.826%***, 7/27/2037		685,147	642,116
Federal Home Loan Mortgage Corp.:
"YG", Series 2772, 5.0%, 7/15/2032		520,000	542,327
"PD", Series 2760, 5.0%, 12/15/2032		780,000	813,557
"NE", Series 2802, 5.0%, 2/15/2033		880,000	923,785
"OE", Series 2840, 5.0%, 2/15/2033		412,000	429,622
"PE", Series 2898, 5.0%, 5/15/2033		300,000	315,256
"BG", Series 2869, 5.0%, 7/15/2033		315,000	330,640
"PD", Series 2904, 5.5%, 3/15/2033		325,000	345,472
"XD", Series 2966, 5.5%, 9/15/2033		1,305,000	1,391,644
Federal National Mortgage Association:
"QK", Series 2003-37, 4.0%, 7/25/2027		29,027	28,951
"WD", Series 2003-106, 4.5%, 9/25/2020		295,000	307,631
"YD", Series 2005-94, 4.5%, 8/25/2033		1,445,000	1,493,603
"EA", Series 2008-54, 5.0%, 7/25/2019		1,512,861	1,598,604
"ND", Series 2005-101, 5.0%, 6/25/2034		520,000	553,505
GMAC Mortgage Corp. Loan Trust, "4A1", Series 2005-AR6, 5.463%***, 11/19/2035		913,054	778,700
GS Mortgage Securities Corp., "2A1", Series 2009-3R, 144A, 5.294%***, 7/25/2035		317,723	276,419
Jefferies & Co., "1A1", Series 2009-R9, 144A, 5.837%***, 8/26/2046		545,117	519,254
JPMorgan Mortgage Trust:
"6A2", Series 2005-A8, 5.125%***, 11/25/2035		567,979	510,572
"1A1", Series 2008-R2, 144A, 5.714%***, 7/27/2037		592,774	420,869
"2A1" Series 2006-A5, 5.795%***, 8/25/2036		830,417	595,090
JPMorgan Reremic:
"2A1", Series 2009-5, 144A, 5.281%***, 1/26/2037		587,522	532,391
"A1", Series 2009-8, 144A, 5.8%***, 4/20/2036		468,786	428,611
"3A1", Series 2009-5, 144A, 5.861%***, 5/26/2037		418,752	398,405
"5A1", Series 2009-7, 144A, 6.0%, 2/27/2037		457,230	432,083
MASTR Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.612%***, 12/21/2034		1,336,700	584,033
Residential Accredit Loans, Inc., "A3", Series 2004-QS11, 5.5%, 8/25/2034		336,206	277,685
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.281%***, 1/25/2037		1,036,714	685,588
Wells Fargo Mortgage Backed Securities Trust, "2A5", Series 2006-AR2, 5.031%***, 3/25/2036		2,970,507	2,428,238
Total Collateralized Mortgage Obligations (Cost $28,454,467)			26,252,995

Government & Agency Obligations 8.8%
Sovereign Bonds 3.3%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	345,381	534,626
Government of Canada, 4.0%, 12/1/2031	CAD	677,867	894,945
Government of France:
1.0%, 7/25/2017	EUR	397,399	578,160
1.6%, 7/25/2011	EUR	1,213,509	1,832,879
2.25%, 7/25/2020	EUR	426,110	675,171
3.15%, 7/25/2032	EUR	940,566	1,754,329
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	105,000,000	1,095,678
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	3,950,000	758,525
Republic of Italy, 2.1%, 9/15/2017	EUR	1,823,910	2,776,205
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	552,861	996,739
1.25%, 11/22/2032	GBP	368,554	642,486
1.875%, 11/22/2022	GBP	611,643	1,072,110
2.0%, 1/26/2035	GBP	371,000	932,037
2.5%, 8/16/2013	GBP	337,000	1,374,987
2.5%, 7/26/2016	GBP	175,000	801,536
2.5%, 4/16/2020	GBP	158,000	736,616
			17,457,029
US Treasury Obligations 5.5%
US Treasury Bill, 0.19%****, 3/18/2010 (d)		4,932,000	4,928,504
US Treasury Bond, 4.25%, 5/15/2039 (c)		1,141,000	1,180,400
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		891,173	934,340
3.625%, 4/15/2028		874,833	1,081,512
3.875%, 4/15/2029		720,530	927,683
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		387,524	400,360
2.0%, 1/15/2014		407,939	422,472
2.0%, 1/15/2016		759,549	788,032
2.375%, 4/15/2011		1,600,405	1,647,917
2.375%, 1/15/2017		1,681,974	1,789,725
2.5%, 7/15/2016		799,808	857,294
US Treasury Notes:
1.0%, 9/30/2011		1,786,000	1,787,395
1.375%, 9/15/2012 (c)		740,000	738,728
2.375%, 8/31/2014 (c)		10,000	10,037
2.375%, 9/30/2014		113,000	113,291
3.0%, 9/30/2016		9,040,000	9,076,015
3.625%, 8/15/2019 (c)		1,831,000	1,879,349
4.875%, 5/31/2011 (c)		500,000	534,297
			29,097,351
Total Government & Agency Obligations (Cost $44,594,578)			46,554,380

Municipal Bonds and Notes 0.7%
California, University of California Revenues, Build America Bonds, 5.77%, 5/15/2043		440,000	475,407
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Build America Bonds, 5.72%, 12/1/2038		300,000	330,975
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, 5.57%, 2/1/2014 (e)		610,000	597,947
Missouri, State Highways & Transit Commission, State Road Revenue, Build America Bonds, 5.445%, 5/1/2033		455,000	473,186
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, 7.336%, 11/15/2039		435,000	543,593
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049		360,000	415,904
Tulare, CA, Sewer Revenue, Build America Bonds, 8.75%, 11/15/2044 (e)		95,000	97,743
Whittier, CA, Redevelopment Agency, Tax Allocation, Housing Projects, Series B, 6.09%, 11/1/2038 (e)		1,235,000	908,627
Total Municipal Bonds and Notes (Cost $3,926,507)			3,843,382

Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $5,603)		10,000	5,563
	Shares	Value ($)

Exchange-Traded Funds 6.6%
iShares Barclays Aggregate Bond Fund	170,972	17,938,382
iShares MSCI Japan Index Fund	74,469	740,222
Vanguard Emerging Markets	414,068	15,966,462
Total Exchange-Traded Funds (Cost $26,784,588)		34,645,066

Closed-End-Investment Company 0.0%
Financials
Apollo Investment Corp. (Cost $91,210)	9,900	94,545

Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $4,050,595)	4,050,595	4,050,595

Cash Equivalents 5.9%
Cash Management QP Trust, 0.18% (f) (Cost $31,251,031)	31,251,031	31,251,031
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $482,400,439)+	100.9	533,632,164
Other Assets and Liabilities, Net (c)	(0.9)	(4,754,870)
Net Assets	100.0	528,877,294
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	285,000	USD	253,650	192,375
Buffalo Thunder Development Authority	9.375%	12/15/2014	20,000	USD	17,425	3,550
CanWest MediaWorks LP	9.25%	8/1/2015	35,000	USD	32,944	3,500
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	40,000	USD	27,850	1,100
Idearc, Inc.	8.0%	11/15/2016	85,000	USD	64,213	3,825
R.H. Donnelley Corp.	8.875%	10/15/2017	110,000	USD	77,414	6,325
Reader's Digest Association, Inc.	9.0%	2/15/2017	25,000	USD	17,379	375
Tropicana Entertainment LLC	9.625%	12/15/2014	105,000	USD	54,144	66
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	10,000	USD	7,225	1,200
					552,244	212,316
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.
**** Annualized yield at time of purchase; not a coupon rate
+ The cost for federal income tax purposes was $488,120,162. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $45,512,002. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $64,291,684 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,779,682.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) When-issued or delayed delivery security included.
(c) All or a portion of these securities were on loan amounting to $2,978,175. In addition, included in other assets and liabilities, net are pending sales, amounting to $954,843, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at September 30, 2009 amounted to $3,933,018, which is 0.7% of net assets.
(d) At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Guaranty Insurance Co.	0.2
National Public Finance Guarantee Corp.	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen

FDR: Fiduciary Depositary Receipt

MSCI: Morgan Stanley Capital International

PIK: Denotes that all or a portion of income is paid in kind.

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presenation purposes in this investment portfolio.

At September 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year US Treasury Note	12/21/2009	132	15,474,227	15,619,312	145,085
5 Year US Treasury Note	12/31/2009	148	16,981,094	17,181,875	200,781
ASX SPI 200 Index	12/17/2009	1	101,279	104,695	3,416
CAC 40 Index	10/16/2009	9	495,618	500,070	4,452
DAX Index	12/18/2009	19	3,926,290	3,944,293	18,003
DJ Euro Stoxx 50 Index	12/18/2009	51	2,102,478	2,132,202	29,724
Federal Republic of Germany Euro-Bund	12/8/2009	115	20,409,856	20,510,591	100,735
FTSE 100 Index	12/18/2009	35	2,812,259	2,847,666	35,407
FTSE MIB Index	12/18/2009	20	3,362,170	3,427,456	65,286
Nikkei 225 Index	12/10/2009	1	52,429	50,325	(2,104)
Russell 2000 Mini Index	12/18/2009	10	584,463	603,000	18,537
S&P E-Mini 500 Index	12/18/2009	47	2,416,263	2,474,315	58,052
TOPIX Index	12/11/2009	38	3,978,433	3,852,281	(126,152)
Total net unrealized appreciation					551,222

At September 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	12/15/2009	126	11,586,295	11,599,696	(13,401)
10 Year Japanese Government Bond	12/10/2009	17	26,265,893	26,388,681	(122,788)
10 Year US Treasury Note	12/21/2009	60	6,998,273	7,099,688	(101,415)
AEX Index	10/16/2009	2	180,879	182,626	(1,747)
Hang Seng Index	10/29/2009	9	1,244,535	1,213,250	31,285
IBEX 35 Index	10/16/2009	11	1,863,811	1,887,756	(23,945)
NASDAQ E-Mini 100 Index	12/18/2009	111	3,747,099	3,812,850	(65,751)
Russell 2000 Mini Index	12/18/2009	73	4,345,883	4,401,900	(56,017)
S&P E-Mini 500 Index	12/18/2009	39	2,034,733	2,053,155	(18,422)
S&P TSE 60 Index	12/17/2009	2	252,158	253,341	(1,183)
United Kingdom Long Gilt Bond	12/29/2009	3	569,575	568,430	1,145
Total net unrealized depreciation					(372,239)

As of September 30, 2009, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	103,918	JPY	9,590,000	10/14/2009	2,926	Bank of New York Mellon Corp.
USD	3,715,391	NZD	5,332,000	10/14/2009	131,618	Bank of New York Mellon Corp.
USD	16,477,234	AUD	19,120,000	10/14/2009	371,308	Credit Suisse
USD	17,220,518	CHF	17,961,000	10/14/2009	113,287	UBS AG
GBP	727,000	USD	1,203,127	10/14/2009	41,346	Barclays Bank PLC
EUR	741,900	USD	1,095,998	10/30/2009	10,730	Citigroup, Inc.
Total unrealized appreciation					671,215
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NOK	14,532,000	USD	2,456,722	10/14/2009	(58,094)	Barclays Bank PLC
SEK	2,560,000	USD	364,203	10/14/2009	(3,051)	Barclays Bank PLC
CAD	113,000	USD	104,827	10/14/2009	(719)	Barclays Bank PLC
EUR	12,130,000	USD	17,661,159	10/14/2009	(89,151)	HSBC Bank USA
EUR	9,400	USD	13,735	10/30/2009	(16)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(151,031)
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, written options and interest rate swap contracts, please refer to the Derivatives section of Note A in the accompanying Notes to the Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (h)
Consumer Discretionary	$ 25,295,788	$ 5,000,591	$ —	$ 30,296,379
Consumer Staples	21,430,420	3,883,149	—	25,313,569
Energy	26,223,484	3,686,806	—	29,910,290
Financials	37,779,048	9,618,407	417,330	47,814,785
Health Care	33,646,373	5,818,234	—	39,464,607
Industrials	28,797,932	6,093,624	—	34,891,556
Information Technology	44,989,515	3,933,381	—	48,922,896
Materials	11,616,338	4,653,755	—	16,270,093
Telecommunications Services	6,876,658	4,328,052	—	11,204,710
Utilities	8,471,995	2,708,291	—	11,180,286
Assets (continued)	Level 1	Level 2	Level 3	Total
Fixed Income (h)
Corporate Bonds	—	54,926,927	18,970	54,945,897
Asset Backed	—	2,169,370	—	2,169,370
Mortgage-Backed Securities Pass-Throughs	—	23,754,709	—	23,754,709
Commercial Mortgage-Backed Securities	—	10,795,460	—	10,795,460
Collateralized Mortgage Obligations	—	25,155,645	1,097,350	26,252,995
Government & Agency Obligations	—	41,625,876	—	41,625,876
Municipal Bonds and Notes	—	3,843,382	—	3,843,382
Preferred Securities	—	5,563	—	5,563
Exchange-Traded Funds	34,645,066	—	—	34,645,066
Closed-End Investment Company	94,545	—	—	94,545
Short-Term Investments (h)	4,050,595	36,179,535	—	40,230,130
Derivatives (i)	178,983	671,215	—	850,198
Total	$ 284,096,740	$ 248,851,972	$ 1,533,650	$ 534,482,362
Liabilities
Derivatives (i)	$ —	$ (151,031)	$ —	$ (151,031)
Total	$ —	$ (151,031)	$ —	$ (151,031)
(h) See Investment Portfolio for additional detailed categorizations.
(i) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value at September 30, 2009:

	Common Stocks and/or Other Equity Investments	Corporate Bonds	Collateralized Mortgage Obligations	Preferred Security	Total
Balance as of March 31, 2009	$ 590	$ 21,863	$ 320,708	$ 350,400	$ 693,561
Net realized gain (loss)	(1,736)	—	16,559	(829,504)	(814,681)
Change in unrealized appreciation (depreciation)	98,196	32,931	131,975	1,114,449	1,377,551
Amortization premium/ discount	—	1,943	—	(445)	1,498
Net purchases (sales)	320,280	3,407	628,108	(634,900)	316,895
Net transfers in (out) of Level 3	—	(41,174)	—	—	(41,174)
Balance as of September 30, 2009	$ 417,330	$ 18,970	$ 1,097,350	$ —	$ 1,533,650
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2009	$ 93,679	$ (766)	$ 131,975	$ —	$ 224,888

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of September 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $447,098,813) — including $2,978,175 of securities loaned	$ 498,330,538
Investment in Daily Assets Fund Institutional (cost $4,050,595)*	4,050,595
Investment in Cash Management QP Trust (cost $31,251,031)	31,251,031
Total investments, at value (cost $482,400,439)	533,632,164
Cash	62,554
Foreign currency, at value (cost $709,151)	715,859
Deposits with broker for open futures contracts	130
Receivable for investments sold	11,634,354
Dividends receivable	312,920
Interest receivable	1,533,723
Receivable for Fund shares sold	30,184
Receivable for daily variation margin on open futures contracts	221,464
Foreign taxes recoverable	89,509
Unrealized appreciation on forward foreign currency exchange contracts	671,215
Due from Advisor	27,164
Other assets	25,629
Total assets	548,956,869
Liabilities
Payable for investments purchased	12,952,327
Payable for when-issued and delayed delivery securities purchased	2,052,963
Payable for Fund shares redeemed	133,706
Payable upon return of securities loaned	4,050,595
Unrealized depreciation on forward foreign currency exchange contracts	151,031
Accrued management fee	180,321
Other accrued expenses and payables	558,632
Total liabilities	20,079,575
Net assets, at value	$ 528,877,294
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of September 30, 2009 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	899
Net unrealized appreciation (depreciation) on: Investments	51,231,725
Futures	178,983
Foreign currency	530,404
Accumulated net realized gain (loss)	(231,202,177)
Paid-in capital	708,137,460
Net assets, at value	$ 528,877,294
Net Asset Value
Class S Net Asset Value offering and redemption price per share ($3,022,455 ÷ 380,917 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 7.93

Institutional Class

Net Asset Value offering and redemption price per share ($525,854,839 ÷ 63,438,622 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 8.29

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended September 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,415)	$ 4,738,578
Interest (net of foreign taxes withheld of $115,478)	3,253,565
Interest — Cash Management QP Trust	44,809
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	15,615
Total Income	8,052,567
Expenses: Management fee	1,396,583
Administration fee	237,434
Services to shareholders	397,111
Professional fees	67,568
Trustees' fees and expenses	6,157
Custodian fee	105,381
Reports to shareholders	36,794
Registration fees	16,890
Other	49,692
Total expenses before expense reductions	2,313,610
Expense reductions	(983,191)
Total expenses after expense reductions	1,330,419
Net investment income	6,722,148
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(9,986,732)
Futures	(351,496)
Foreign currency	2,333,187
Payments by affiliates (see Note G)	262
(8,004,779)
Change in net unrealized appreciation (depreciation) on: Investments	119,372,780
Futures	(230,736)
Foreign currency	250,961
119,393,005
Net gain (loss)	111,388,226
Net increase (decrease) in net assets resulting from operations	$ 118,110,374

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009
Operations: Net investment income	$ 6,722,148	$ 17,536,432
Net realized gain (loss)	(8,004,779)	(186,987,420)
Change in net unrealized appreciation (depreciation)	119,393,005	(32,484,210)
Net increase (decrease) in net assets resulting from operations	118,110,374	(201,935,198)
Distributions to shareholders from: Net investment income Class S	(34,749)	(96,361)
Institutional Class	(6,157,026)	(14,118,247)
Net realized gains Class S	—	(62,382)
Institutional Class	—	(8,205,004)
Return of capital: Class S	—	(40,733)
Institutional Class	—	(5,967,926)
Total distributions	(6,191,775)	(28,490,653)
Fund share transactions: Proceeds from shares sold	25,596,344	48,621,820
Reinvestment of distributions	6,191,645	28,489,415
Cost of shares redeemed	(19,506,473)	(185,258,477)
Net increase (decrease) in net assets from Fund share transactions	12,281,516	(108,147,242)
Increase (decrease) in net assets	124,200,115	(338,573,093)
Net assets at beginning of period	404,677,179	743,250,272
Net assets at end of period (including undistributed net investment income of $899 and accumulated distributions in excess of net investment income of $529,474, respectively)	$ 528,877,294	$ 404,677,179

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class S+ Years Ended March 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 6.23	$ 9.79	$ 11.85	$ 11.30	$ 10.62	$ 10.43
Income (loss) from investment operations: Net investment income[b]	.10	.26	.29	.33	.22	.21
Net realized and unrealized gain (loss)	1.68	(3.40)	(.30)	.80	.70	.30
Total from investment operations	1.78	(3.14)	(.01)	1.13	.92	.51
Less distributions from: Net investment income	(.08)	(.20)	(.42)	(.25)	(.24)	(.32)
Net realized gains	—	(.13)	(1.63)	(.33)	—	—
Return of capital	—	(.09)	—	—	—	—
Total distributions	(.08)	(.42)	(2.05)	(.58)	(.24)	(.32)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 7.93	$ 6.23	$ 9.79	$ 11.85	$ 11.30	$ 10.62
Total Return (%)[c]	28.75**	(33.05)	(.75)	10.16	8.77	4.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	5	5	31	56
Ratio of expenses before expense reductions (%)	1.11*	1.08	1.05	.93	1.41	1.33[d]
Ratio of expenses after expense reductions (%)	.86*	.82	.87	.71	1.00	1.00[d]
Ratio of net investment income (%)	2.53*	2.99	2.50	2.67	1.92	1.90
Portfolio turnover rate (%)	132**	242	264	175	108	122[e]
+ On October 23, 2006, Investment Class was renamed Class S.
[a] For the six months ended September 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The ratio includes expenses allocated from the Asset Management Portfolio, the Fund's master portfolio through August 20, 2004.
[e] This ratio includes the purchase and sales of portfolio securities of the DWS Lifecycle Long Range Fund as a stand-alone fund in addition to the Asset Management Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended March 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 6.51	$ 10.22	$ 12.29	$ 11.74	$ 11.04	$ 10.84
Income (loss) from investment operations: Net investment income[b]	.11	.28	.32	.34	.27	.25
Net realized and unrealized gain (loss)	1.77	(3.54)	(.29)	.85	.74	.33
Total from investment operations	1.88	(3.26)	.03	1.19	1.01	.58
Less distributions from: Net investment income	(.10)	(.23)	(.47)	(.31)	(.31)	(.38)
Net realized gains	—	(.13)	(1.63)	(.33)	—	—
Return of capital	—	(.09)	—	—	—	—
Total distributions	(.10)	(.45)	(2.10)	(.64)	(.31)	(.38)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.29	$ 6.51	$ 10.22	$ 12.29	$ 11.74	$ 11.04
Total Return (%)[c]	28.97**	(32.84)	(.40)	10.28	9.19	5.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	526	402	738	761	726	719
Ratio of expenses before expense reductions (%)	.97*	.98	.89	.89	.91	.83[d]
Ratio of expenses after expense reductions (%)	.56*	.57	.55	.55	.55	.55[d]
Ratio of net investment income (%)	2.83*	3.24	2.82	2.83	2.37	2.35
Portfolio turnover rate (%)	132**	242	264	175	108	122[e]
[a] For the six months ended September 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The ratio includes expenses allocated from the Asset Management Portfolio, the Fund's master portfolio through August 20, 2004.
[e] This ratio includes the purchase and sales of portfolio securities of the DWS Lifecycle Long Range Fund as a stand-alone fund in addition to the Asset Management Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Lifecycle Long Range Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares: Institutional Class and Class S. Institutional Class shares are offered to a limited group of investors and are not subject to initial or contingent deferred sales charges. Institutional Class shares have lower ongoing expenses than Class S shares. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for ETFs), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may use futures contracts to gain exposure to different parts of the yield curve while managing overall duration, and to gain an exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The Fund may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to take advantage of short-term and medium-term inefficiencies and relative mispricings within the global equity, bond and currency markets.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of September 30, 2009 is included in a table following the Fund's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and to enhance the total returns. The Fund may also enter into forward currency contracts as part of its global tactical asset allocation overlay strategy.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of September 30, 2009 is included in a table following the Fund's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

The following tables summarize the value of the Fund's derivative instruments held as of September 30, 2009 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	$ 671,215	$ —	$ 671,215
Equity Contracts (b)	—	(31,159)	(31,159)
Interest Rate Contracts (b)	—	210,142	210,142
	$ 671,215	$ 178,983	$ 850,198

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on open forward foreign currency exchange contracts
(b) Net unrealized appreciation (depreciation) on futures. Asset of Receivable for daily variation margin on open futures contracts reflects unsettled variation margin.
Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ 151,031
$ 151,031

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on open forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended September 30, 2009 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	$ 2,508,420	$ —	$ 2,508,420
Equity Contracts (b)	—	768,312	768,312
Interest Rate Contracts (b)	—	(1,119,808)	(1,119,808)
	$ 2,508,420	$ (351,496)	$ 2,156,924

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from futures contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	$ 240,889	$ —	$ 240,889
Equity Contracts (b)	—	(137,396)	(137,396)
Interest Rate Contracts (b)	—	(93,340)	(93,340)
	$ 240,889	$ (230,736)	$ 10,153

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on futures contracts

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At March 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $108,377,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2010 ($4,331,000), March 31, 2011 ($6,531,000), March 31, 2012 ($1,658,000), March 31, 2013 ($255,000) and March 31, 2017 ($95,602,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

In addition, from November 1, 2008 through March 31, 2009, the Fund incurred approximately $108,949,000 of net realized capital losses and currency losses of approximately $246,000. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2010.

The Fund has reviewed the tax positions for the open tax years as of March 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, forward foreign currency exchange contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), futures contracts and certain securities sold at a loss. As a result net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital for tax reporting purposes.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended September 30, 2009, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $502,114,469 and $487,421,692, respectively. Purchases and sales of US Treasury obligations aggregated $86,608,550 and $94,416,771, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Pursuant to a written contract, Aberdeen Asset Management Inc. ("AAMI"), a direct, wholly owned subsidiary of Aberdeen Asset Management PLC, serves as subadvisor to the Fund with respect to a portion of the fixed income portion of the Fund's portfolio. AAMI is paid for its services by the Advisor from its fee as investment advisor to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.600%
Next $750 million of such net assets	.575%
Over $1 billion of such net assets	.550%

For the period from April 1, 2009 through September 30, 2009, the Advisor had contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the total operating expenses of Class S at 1.00%.

Effective October 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the total operating expenses of Class S at 1.01%.

In addition, the Advisor has voluntarily agreed to waive a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the total operating expenses of Institutional Class at 0.55%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended September 30, 2009, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $593,464 and the amount charged aggregated $803,119, which was equivalent to an annualized effective rate of 0.34% of the Fund's average daily net assets.

In addition, for the six months ended September 30, 2009, the Advisor reimbursed $389,568 of sub-recordkeeping expenses for Institutional Class shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2009, the Administration Fee was $237,434, of which $42,812 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2009, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at September 30, 2009
Class S	$ 1,132	$ —	$ 589
Institutional Class	159	159	—
	$ 1,291	$ 159	$ 589

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended September 30, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $20,049, of which $5,267 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest cash balances that have not been invested in portfolio securities in affiliated funds managed by the Advisor. Prior to October 2, 2009, the Fund invested in Cash Management QP Trust (the "QP Trust"). Effective October 2, 2009, the QP Trust merged into the Central Cash Management Fund. The Central Cash Management Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Affiliated cash management vehicles do not pay the Advisor a management fee.

D. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At September 30, 2009, one or more shareholders or intermediaries individually held greater than 10% of the outstanding shares of the Fund. These shareholders held approximately 70% and 24%, respectively, of the total shares outstanding of the Fund.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class S	7,669	$ 54,661	46,789	$ 384,077
Institutional Class	3,432,846	25,541,683	6,611,924	48,237,743
		$ 25,596,344		$ 48,621,820
Shares issued to shareholders in reinvestment of distributions
Class S	4,729	$ 34,730	24,253	$ 199,476
Institutional Class	797,257	6,156,915	3,297,625	28,289,939
		$ 6,191,645		$ 28,489,415
Shares redeemed
Class S	(83,262)	$ (623,373)	(104,736)	$ (805,893)
Institutional Class	(2,503,226)	(18,883,100)	(20,460,940)	(184,452,584)
		$ (19,506,473)		$ (185,258,477)
Net increase (decrease)
Class S	(70,864)	$ (533,982)	(33,694)	$ (222,340)
Institutional Class	1,726,877	12,815,498	(10,551,391)	(107,924,902)
		$ 12,281,516		$ (108,147,242)

G. Payments by Affiliates

During the six months ended September 30, 2009, the Advisor fully reimbursed the Fund $262 for losses incurred on trades executed incorrectly. The amount of the losses were less than 0.01% of the Fund's average daily net assets, thus having no impact on the Fund's total return.

H. Review for Subsequent Events

Management has reviewed the events and transactions from October 1, 2009 through November 24, 2009, the date the financial statements were available to be issued, for subsequent events, and has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Agreement, the "Agreements") between DWS and Aberdeen Asset Management Inc. ("Aberdeen") in September 2009.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2009, all but one of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's and Aberdeen's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS provides the majority of portfolio management services to the Fund and that Aberdeen provides portfolio management services for the fixed income (not including high yield) portion of the Fund's portfolio only. The Board also noted that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2008, the Fund's performance (Institutional Class shares) was in the 4th quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2008. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DWS and Aberdeen the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2009. The Board recognized that DWS has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and Aberdeen historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008). With respect to the sub-advisory fee paid to Aberdeen, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper expense universe. The Board concluded that the comparative Lipper operating expense data was of limited utility, as it likely significantly understated the current expense ratios of many peer funds due to the substantial declines in net assets as a result of market losses and net redemptions that many funds experienced between mid-September 2008 and March 2009 and that were not reflected in the data. The Board also noted that the expense limitation agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of their review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds managed by the same portfolio management teams but offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and Aberdeen.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of the subadvisor with respect to the Fund. The Board noted that DWS pays the subadvisor's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Aberdeen and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and Aberdeen and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and Aberdeen related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and Aberdeen related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class S	Institutional Class
Nasdaq Symbol	BTILX	BTAMX
CUSIP Number	23339E 517	23339E 525
Fund Number	812	567

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 30, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 30, 2009